UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22349

Capital Group Private Client Services Funds

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

Courtney R. Taylor

Capital Group Private Client Services Funds

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

Capital Group Core Municipal Fund

Schedule of investments

July 31, 2015 (unaudited)

.

	Principal amount (000)	Value (000)
Bonds & notes - 97.2%
Municipals - 97.1%
Alabama - 1.0%
Alabama 21st Century Auth., Rev. Ref. Bonds, Series A, 5.00%, 2021	$2,230	$2,571
Alabama Federal Aid Highway Fin. Auth., Highway Imps. Misc. Taxes Rev. Bonds, 5.00%, 2023	100	116
Alabama Public School & College Auth., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 2017	1,000	1,076
Univ. of Alabama, Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2018	150	167
__________
		3,930
__________
Alaska - 0.2%
Alaska Housing Fin. Corp., Rev. Bonds, Series A, 4.00%, 2040	585	613
__________
		613
__________
Arizona - 2.9%
Arizona Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 02/05/20 @ 100), 1.87%, 2048[1]	3,100	3,174
Glendale Ind. Dev. Auth., College & Univ. Rev. Ref. Bonds, 5.25%, 2018	1,000	1,100
Maricopa County Ind. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2018	795	854
Phoenix Civic Imp. Corp., Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, 2020	2,800	3,246
Phoenix Civic Imp. Corp., Sewer Rev. Ref. Bonds, 5.50%, 2024	125	141
Phoenix Ind. Dev. Auth., Misc. Purposes Lease Rev. Bonds, 5.00%, 2022	1,000	1,077
Salt River Project Agricultural Imp. & Power Dist., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, 2020	160	181
5.00%, 2021	1,000	1,100
__________
		10,873
__________
Arkansas - 0.2%
Arkansas Dev. Fin. Auth., Health Care Facs. Rev. Bonds (Mandatory Put 09/01/22 @ 100), 1.57%, 2044[1]	600	594
__________
		594
__________
California - 12.2%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 2016	1,500	1,504
Abag Fin. Auth. for Nonprofit Corps., Public Imps. Special Tax Ref. Bonds (CIFG Insured), 5.00%, 2021	990	1,066
Anaheim Public Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds (NATL-RE Insured), 4.00%, 2017	100	105
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100):[1]
0.92%, 2045	2,200	2,160
0.92%, 2047	1,500	1,473
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 10/01/19 @ 100), 0.72%, 2047[1]	1,000	996
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series F (Pre-refunded with FHLMC/FNMA to 04/01/2016 @ 100), 5.00%, 2022	125	129
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.):
5.00%, 2026	300	353
5.00%, 2028	315	360
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
5.00%, 2019	750	870
5.00%, 2020	1,000	1,158
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series D (Mandatory Put 10/15/20 @ 100), 5.00%, 2043[1]	1,800	2,123

	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
California - continued
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds (Mandatory Put 04/01/18 @ 100), 0.30%, 2047[1]	$1,000	$993
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-2 (Mandatory Put 04/03/17 @ 100), 0.30%, 2038[1]	1,300	1,293
California Statewide Comms. Dev. Auth., Health Care Facs. Nursing Homes Rev. Bonds, 2.40%, 2020	1,250	1,250
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2022	1,000	1,132
California Statewide Comms. Dev. Auth., Private Schools Rev. Ref. Bonds, Series B (Manadatory Put 06/01/22 @ 100), 1.22%, 2037[1]	1,000	997
Cathedral City Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, 2025	620	726
Chula Vista Muni. Fncg. Auth., Special Tax Rev. Ref. Bonds, 5.00%, 2020	940	1,072
City & County of San Francisco, Health Care Imps. Certs. of Part. Lease Bonds, Series A, 5.00%, 2017	100	107
City of Irvine, Special Assessment Ref. Bonds:
3.125%, 2021	565	591
4.00%, 2017	1,215	1,290
5.00%, 2023	900	1,051
City of Long Beach CA Harbor Rev., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2024	685	839
Emeryville Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A, 5.00%, 2020	900	1,053
Foothill-Eastern Trans. Corridor Agcy., Highway Tolls Rev. Ref. Bonds, Sub-Series B-1 (Mandatory Put 01/15/18 @ 100), 5.00%, 2053[1]	1,000	1,064
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2020	1,000	1,165
Golden State Tobacco Securitization Corp., Rev. Ref. Bonds, Series A:
5.00%, 2019	1,170	1,337
5.00%, 2020	750	871
5.00%, 2021	1,000	1,176
Hemet Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2029	500	578
Jurupa Public Fncg. Auth., Special Tax Ref. Bonds, Series A, 5.00%, 2030	850	953
Lake Elsinore Public Fncg. Auth., Special Tax Ref. Bonds, 4.00%, 2019	940	996
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, 5.00%, 2021	100	120
Los Angeles County Redev. Auth., Tax Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, 2022	1,600	1,905
Los Angeles County Redev. Auth., Tax Allocation Rev. Ref. Bonds, Series D, 5.00%, 2020	700	808
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-1 (Mandatory Put 03/27/18 @ 100), 0.40%, 2027[1]	1,350	1,346
Northern California Gas Auth. No. 1, Natural Gas Util. Imps. Rev. Bonds, 0.82%, 2019[1]	100	98
Pennsylvania Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds (BAM Insured), 5.00%, 2028	855	982
Perris Union High School Dist., Special Tax Ref. Bonds, 5.00%, 2030	1,250	1,372
San Diego County Regional Trans. Commission, Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 2020	250	294
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds (NATL-RE Insured), 4.54%, 2018	200	201
Santa Ana Comm. Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 5.25%, 2019	600	681
Santa Cruz County Redev. Agcy., Special Assessment Ref. Bonds, Series A (AGM Insured), 5.00%, 2026	1,825	2,147
State of California, G.O. General Fund Ref. Bonds, 5.00%, 2020	1,500	1,744
State of California, G.O. Sales Tax Rev. Ref. Bonds, Series A (Pre-refunded with U.S. Treasury Obligations 07/01/19 @ 100):
5.00%, 2020	520	601

	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
California - continued
5.25%, 2021	$100	$117
Stockton Public Fin. Auth., Sewer Rev. Ref. Bonds (BAM Insured), 5.00%, 2023	375	447
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.25%, 2024	200	225
__________
		45,919
__________
Colorado - 2.6%
City & County of Denver, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.25%, 2028	200	226
City & County of Denver, Port, Airport & Marina Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 2017	300	318
City & County of Denver, Port, Airport, & Marina Rev. Ref. Bonds, Series B, 5.00%, 2021	500	588
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 2024	1,500	1,717
5.00%, 2026	2,000	2,269
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S. Treasury Obligations to 11/15/16 @ 100), 5.125%, 2017[1]	115	122
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 2017	2,000	2,124
Colorado State Board of Governors, College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 2022	645	764
E-470 Public Highway Auth., Highway Tolls Rev. Bonds, Series CD (Mandatory Put 06/01/15 @ 100), 1.77%, 2039[1]	475	477
Regional Trans. Dist., Transit Imps. Cert. of Part. Lease Bonds, Series A, 5.00%, 2018	1,000	1,108
Univ. of Colorado., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 2020	150	176
__________
		9,889
__________
District of Columbia - 0.3%
Dist. of Columbia, Income Tax Rev. Ref. Bonds, Series A, 5.00%, 2024	700	861
Washington Convention Center Auth., Hotel Occupancy Tax Rev. Bonds, Series A (AMBAC Insured), 5.00%, 2015	200	202
__________
		1,063
__________
Florida - 11.1%
Brevard County Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 2021	500	578
5.00%, 2022	500	577
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1:
5.00%, 2016	700	727
5.25%, 2017	2,100	2,264
6.00%, 2016	300	314
6.00%, 2017	1,275	1,392
Citizens Prop. Insurance Corp., Misc. Purposes Rev. Bonds, Series A-1:
5.00%, 2019	2,500	2,827
5.00%, 2020	1,100	1,266
Citizens Prop. Insurance Corp., Misc. Rev. Bonds, Series A-1, 5.00%, 2019	150	170
City of Cape Coral, Water Rev. Ref. Bonds, 5.00%, 2018	1,000	1,113
City of Clearwater, Water Rev. Ref. Bonds, Series B, 5.00%, 2018	100	113
City of Fort Lauderdale, Water Util. Imps. Rev. Bonds (NATL-RE Insured), 4.00%, 2016	100	104
City of Jacksonville, Sales Tax Rev. Ref. Bonds, 5.00%, 2019	1,000	1,150
City of Tampa, Health Care Facs. Rev. Ref. Bonds:
5.00%, 2016	1,200	1,270
5.00%, 2017	2,000	2,189

	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
Florida - continued
County of Lee Trans. Facs. Rev., Highway Tolls Rev. Ref. Bond (AGM Insured):
5.00%, 2021	$500	$587
5.00%, 2022	1,300	1,539
County of Miami-Dade, Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, 2018	1,100	1,232
County of Saint Johns, Water Rev. Ref. Bonds (AGM Insured), 5.00%, 2016	100	104
Florida Higher Educ. Facs. Financial Auth., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 2022	1,000	1,133
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 5.00%, 2028	435	462
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B, 4.50%, 2029	660	700
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B (GNMA/FNMA/FHLMC Insured), 4.50%, 2029	380	403
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Purposes Rev. Bonds, Series A, 5.00%, 2016	2,700	2,816
Florida Muni. Power Agcy., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2020	600	693
Florida State Board of Edu., Misc. Rev. Ref. Bonds, Series E, 5.00%, 2016	2,000	2,087
Florida State Dept. of Environmental Protection, Public Imps. Misc. Taxes Rev. Bonds, Series B, 5.00%, 2019	1,450	1,623
Florida Water Pollution Control Fncg. Corp., Pollution Control Misc. Rev. Bonds, Series A:
5.00%, 2020	300	337
5.00%, 2022	400	449
5.00%, 2023	300	336
Miami-Dade County Expressway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 2021	1,750	2,058
Miami-Dade County Expressway Auth., Highway Tolls Rev. Ref. Bonds, Series A (Assured GTY Insured), 3.00%, 2016	2,050	2,098
Miami-Dade County School Board, School Imps. Certs. of Part. Lease Bonds, Series B (AMBAC Insured), 4.00%, 2015	100	101
Mid-Bay Bridge Auth., Highway Tolls Rev. Ref. Bonds, Series C, 5.00%, 2021	575	647
Orlando Utils. Commission, Multiple Util. Rev. Ref. Bonds, Series C, 5.00%, 2017	1,000	1,092
Orlando Utils. Commission, Water Rev. Ref. Bonds, Series B, 5.00%, 2023	400	449
Palm Beach County Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2027	300	338
South Broward Hospital Dist., Health Care Facs. Rev. Ref. Bonds (NATL-RE Insured), 5.00%, 2021	75	77
South Broward Hospital Dist., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S. Treasury Obligations 05/01/16 @ 100) (NATL-RE Insured), 5.00%, 2021	200	207
Southeast Overtown Park West Comm Redev. Agcy., Tax Increment Allocation Local Housing Rev. Ref. Bonds, Series A-1:[2]
5.00%, 2019	1,000	1,102
5.00%, 2021	785	883
Tampa Bay Water Rev. Ref. Bonds, Series B, 5.00%, 2018	430	484
Volusia County Educ. Fac. Auth., College & Univ. Imps. Rev. Bonds, Series B:
5.00%, 2023	400	468
5.00%, 2028	1,000	1,127
__________
		41,686
__________
Georgia - 2.7%
Burke County Dev. Auth., Pollution Control Res. Recovery Rev. Bonds, 7.00%, 2023	300	339
City of Atlanta, Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 2017	1,250	1,329
DeKalb County Hospital Auth., Health Care Facs. Imps. Rev. Bonds, 5.25%, 2020	2,000	2,264
DeKalb Private Hospital Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2024	200	226
Georgia Housing & Fin. Auth., Loc. or GTD Housing Rev. Bonds, 4.00%, 2044	1,760	1,899
Georgia State Road & Tollway Auth., Highway Imps. Misc. Taxes Rev. Bonds, Series A, 5.00%, 2018	400	445
Gwinnett County Dev. Auth., Certs. of Part. Lease Ref. Bonds (NATL-RE Insured), 5.00%, 2016	100	102

	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
Georgia - continued
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Bonds, Series A (Mandatory Put 07/01/17 @ 100), 0.32%, 2025[1]	$800	$797
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 2019	1,000	1,152
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series A, 5.00%, 2021	500	582
Private Colleges & Universities Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 2020	1,000	1,140
__________
		10,275
__________
Guam - 0.4%
Guam Intl. Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2023	1,200	1,386
__________
		1,386
__________
Hawaii - 0.8%
State of Hawaii, G.O. Prop. Tax Ref. Bonds, Series DT, 5.00%, 2019	600	695
State of Hawaii, G.O. Public Imps. Bonds, Series DZ, 5.00%, 2019	1,250	1,449
State of Hawaii, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 2022	700	806
__________
		2,950
__________
Idaho - 0.6%
Idaho Housing & Fin. Association, Rev. Ref. Bonds:
5.00%, 2020	1,000	1,150
5.00%, 2022	1,000	1,165
__________
		2,315
__________
Illinois - 7.0%
Chicago Board of Edu., G.O. Prop. Tax Ref. Bonds, Series A (NATL-RE Insured), 5.00%, 2016	100	100
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.00%, 2017	1,675	1,751
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series C (Assured GTY Insured), 5.25%, 2022	1,000	1,133
City of Chicago, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2021	500	577
City of Chicago, Sewer Imps. Rev. Bonds, 4.00%, 2021	1,000	1,052
City of Chicago, Water Util. Imps. Rev. Bonds, 3.15%, 2024	600	572
Illinois Fin. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 2022	200	219
Illinois Fin. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series B (Mandatory Put 02/01/19 @ 100), 1.65%, 2025[1]	2,000	2,007
Illinois Fin. Auth., College & Univ. Rev. Ref. Bonds, 5.125%, 2020	1,175	1,262
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds:
5.00%, 2027	590	671
5.00%, 2027	600	668
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 2021	250	290
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds, Series A-3 (Mandatory Put 05/01/19 @ 100), 5.00%, 2030[1]	1,000	1,135
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2015	100	100
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A-1 (Mandatory Put 01/15/20 @ 100), 5.00%, 2030[1]	1,500	1,724
Illinois Fin. Auth., Loc. or GTD Housing, College & Univ. Imps. Rev. Bonds, 5.00%, 2030	1,000	1,049
Illinois Muni. Electric Agcy., Energy Res. Auth. Imps. Rev. Ref. Bonds, Series A, 5.00%, 2027	1,000	1,166
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 2020	500	584
Regional Trans. Auth. Rev. Ref. Bonds (NATL-RE Insured), 6.00%, 2020	2,000	2,316

	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
Illinois - continued
Regional Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (AGM G.O. of Auth. Insured), 5.00%, 2018	$1,200	$1,333
Regional Trans. Auth., Sales Tax Transit Imps. Rev. Bonds, Series A (NATL-RE FGIC Insured), 5.50%, 2020	1,610	1,904
State of Illinois, G.O. Misc. Rev. Ref. Bonds, Series B, 5.25%, 2021	2,000	2,189
State of Illinois, G.O. Public Imps. Misc. Rev. Bonds:
5.00%, 2017	300	317
5.00%, 2021	375	406
State of Illinois, Sales Tax Rev. Ref. Bonds, 5.00%, 2020	1,500	1,730
Univ. of Illinois, Transit Imps. Cert. of Part. Lease Bonds, Series A, 5.25%, 2024	30	33
Univ. of Illinois, Transit Imps. Cert. of Part. Lease Bonds, Series A (Pre-refunded with U.S. Treasury Obligations 10/01/17 @ 100) (AMBAC Insured), 5.25%, 2024	70	77
__________
		26,365
__________
Indiana - 1.5%
City of Whiting, Ind. Imps. Rev. Bonds (Mandatory Put 10/01/19 @ 100), 1.85%, 2044[1]	500	501
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 4.00%, 2019	500	552
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.50%, 2024	100	113
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 2020	1,400	1,435
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series N, 5.00%, 2020	1,200	1,386
Indiana Fin. Auth., Sewer Imps. Prop. Tax Bonds, Series A, 5.00%, 2017	1,000	1,090
Purdue Univ., College & Univ. Rev. Ref. Bonds, Series BB-1, 5.00%, 2021	550	653
__________
		5,730
__________
Iowa - 0.3%
Iowa Fin. Auth., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA Insured), 2.15%, 2043	824	760
Iowa Fin. Auth., Water Util. Imps. Misc. Rev. Bonds, 5.00%, 2019	300	346
__________
		1,106
__________
Kansas - 0.1%
Kansas Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 2018	500	561
__________
		561
__________
Kentucky - 1.6%
Kentucky Asset Liability Commission, Public Imps. Rev. Bonds, 5.00%, 2024	1,500	1,796
Kentucky Housing Corp., St. Single Family Housing Rev. Bonds, Series B, 5.00%, 2027	520	521
Kentucky Public Trans. Infrastructure Auth., Highway Tolls Rev. Bonds, 5.00%, 2017	3,575	3,849
__________
		6,166
__________
Louisiana - 1.8%
Louisiana Office Facs. Corp., Lease Rev. Ref. Bonds, 5.00%, 2016	300	308
Louisiana Public Facs. Auth., Health Care Facs. Imps. Rev. Ref. Bonds, Series B, 5.25%, 2027	250	265
Louisiana Stadium & Exposition Dist., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2022	1,500	1,766
Parish of St Charles, Ind. Imps. Rev. Bonds (Mandatory Put 06/01/22 @ 100), 4.00%, 2040[1]	2,000	2,178
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series A:
5.00%, 2025	1,000	1,021

	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
Louisiana - continued
5.50%, 2029	$1,000	$1,100
__________
		6,638
__________
Maine - 0.2%
Maine Turnpike Auth., Highway Tolls Rev. Ref. Bonds, 5.00%, 2020	600	703
__________
		703
__________
Maryland - 0.2%
Maryland Comm. Dev. Administration, Loc. or GTD Housing Rev. Ref. Bonds, Series C, 4.00%, 2044	680	741
__________
		741
__________
Massachusetts - 1.5%
City of Boston, G.O. Public Imps. Prop. Tax Bonds, Series A, 5.00%, 2016	160	165
Massachusetts Dev. Fin. Agcy., Health Care Facs. Rev. Ref. Bonds, Series M (Mandatory Put 01/30/18 @ 100), 0.57%, 2038[1]	990	988
Massachusetts Dev. Fin. Agcy., Rev. Bonds, Series N (Mandatory Put 07/01/17 @ 100), 0.30%, 2041[1]	1,500	1,495
Massachusetts Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 2025	100	116
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, Series 172, 4.00%, 2045	1,500	1,631
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Ref. Bonds, Series 169, 4.00%, 2044	1,215	1,319
__________
		5,714
__________
Michigan - 4.5%
City of Detroit Sewage Disposal System Rev., Sewer Rev. Ref. Bonds (AGM Insured), 0.79%, 2032[1]	1,000	842
City of Detroit, G.O. Public Imps. Prop. Tax Bonds (NATL-RE Insured), 5.375%, 2018	109	109
Detroit City School Dist., G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 2019	1,400	1,565
Detroit City School Dist., G.O. Prop. Tax Ref. Bonds, Series A (AGM Insured), 5.25%, 2032	1,110	1,281
Michigan Fin. Auth., Misc. Rev. Ref. Bonds:
5.00%, 2018	2,000	2,203
5.00%, 2021	700	795
Michigan Fin. Auth., Public Imps. Misc. Rev. Bonds, Series G (NATL-RE Insured), 5.375%, 2018	591	592
Michigan Fin. Auth., Water Util. Imps. Rev. Bonds, 5.00%, 2024	1,000	1,157
Michigan State Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, 4.00%, 2044	1,750	1,902
Michigan State Univ., College & Univ. Imps. Rev. Ref. Bonds, Series C, 5.00%, 2017	1,500	1,631
Michigan Strategic Fund, Energy Res. Auth. Rev. Ref. Bonds, 5.625%, 2020	1,160	1,361
Univ. of Michigan, College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 2016	150	155
Wayne County Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2022	850	993
Wayne County Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 2017	1,500	1,635
Wayne State Univ., College & Univ. Rev. Ref. Bonds (AGM Insured), 5.00%, 2016	700	737
__________
		16,958
__________
Minnesota - 0.9%
Minneapolis-Saint Paul Metropolitan Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 2017	350	372

	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
Minnesota - continued
Minnesota Housing Fin. Agcy., Housing Rev. Bonds (GNMA/FNMA/FHLMC COLL Insured), 4.25%, 2028	$485	$507
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA Insured), 2.25%, 2042	823	780
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 4.00%, 2040	495	521
St. Paul Housing & Redev. Auth., Health Care Facs. Imps. Rev. Ref. Bonds, 5.00%, 2023	1,000	1,114
__________
		3,294
__________
Missouri - 0.0%
I-470 & 350 Trans. Dev. Dist., Sales Tax Rev. Ref. Bonds (Radian Insured), 4.60%, 2029	50	50
Missouri State Environmental Imps. & Energy Ress. Auth, Water Rev. Ref. Bonds, Series A, 5.00%, 2019	100	114
__________
		164
__________
Nebraska - 0.7%
Central Plains Energy Project, Natural Gas Rev. Ref. Bonds (Mandatory Put 12/01/19 @ 100), 5.00%, 2039[1]	1,000	1,141
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A, 4.00%, 2044	480	521
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured):
2.50%, 2034	410	419
3.00%, 2043	370	386
__________
		2,467
__________
Nevada - 2.3%
County of Clark, Port, Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, 2016	325	339
County of Clark, Port, Airport & Marina Rev. Ref. Bonds:
5.00%, 2017	1,400	1,513
5.00%, 2024	2,705	3,232
County of Clark, Sales Tax Rev. Bonds, Series B, 4.00%, 2018	2,000	2,164
Las Vegas Valley Water Dist., G.O. Water Util. Imps. Prop. Tax Bonds, Series B, 5.00%, 2019	1,100	1,259
__________
		8,507
__________
New Hampshire - 0.2%
New Hampshire Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, 4.00%, 2022	575	608
__________
		608
__________
New Jersey - 4.8%
Garden State Preservation Trust, Sales Tax Rev. Ref. Bonds, Series A:
5.00%, 2020	1,000	1,152
5.00%, 2021	200	232
New Jersey Econ. Dev. Auth., Lease Rev. Ref. Bonds, 4.00%, 2015	1,000	1,011
New Jersey Econ. Dev. Auth., Misc. Rev. Ref. Bonds, 5.00%, 2017	2,000	2,136
New Jersey Econ. Dev. Auth., Rev. Ref. Bonds, Series PP, 5.00%, 2025	1,200	1,286
New Jersey Econ. Dev. Auth., School Imps. Rev. Bonds, 0.92%, 2017[1]	1,025	1,012
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Ref. Bonds, Series 1A:
5.00%, 2015	1,000	1,015

	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
New Jersey - continued
5.00%, 2017	$1,420	$1,533
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series D (Mandatory Put 01/01/18 @ 100), 0.70%, 2024[1]	2,050	2,040
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series E (Mandatory Put 01/01/18 @ 100), 0.70%, 2024[1]	1,150	1,144
New Jersey Transit Corp., Transit Rev. Ref. Bonds, Series A:
5.00%, 2018	1,300	1,431
5.00%, 2021	2,000	2,279
Rutgers The State University of New Jersey, College & Univ. Rev. Ref. Bonds, Series J, 5.00%, 2019	525	597
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, 0.00%, 2041	4,000	1,004
__________
		17,872
__________
New Mexico - 0.6%
City of Farmington, Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 04/01/20 @ 100), 1.875%, 2029[1]	2,000	2,002
New Mexico Educ. Assistance Foundation, Rev. Bonds, Series A-2 (GTD St. Lns. Insured), 0.933%, 2028[1]	65	65
__________
		2,067
__________
New York - 6.3%
Build NYC Ress. Corp., Misc. Rev. Ref. Bonds, 5.00%, 2024	395	467
City of New York, G.O. Prop. Tax Ref. Bonds, Series B, 5.00%, 2017	2,000	2,171
City of New York, G.O. Public Imps. Prop. Tax Rev. Bonds, Series H-1, 4.00%, 2017	100	105
City of New York, G.O. Public Imps. Prop. Tax Rev. Bonds, Sub-Series A-6, 0.52%, 2031[1]	1,250	1,245
Long Island Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series F (NATL-RE Insured), 5.00%, 2016	1,830	1,892
Metropolitan Trans. Auth., Misc. Rev. Ref. Bonds, Series B, 1.02%, 2020[1]	2,000	2,008
Metropolitan Trans. Auth., Transit Imps. Rev. Bonds, Sub-Series A-2 (Mandatory Put 06/01/20 @ 100), 0.60%, 2039[1]	2,000	1,973
Metropolitan Trans. Auth., Transit Rev. Ref. Bonds, Series A-2, 5.00%, 2024	2,000	2,384
New York City Health & Hospital Corp., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2017	2,000	2,133
New York City Housing Dev. Corp. Multi-Family Mortgage Rev. Bond (8 Spruce Street), 3.50%, 2048	320	325
New York City Transitional Fin. Auth., School Imps. Misc. Rev. Bonds, Series S-5 (St. Aid Withhldg. Insured), 5.00%, 2019	100	113
New York City Trust for Cultural Ress. Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.35%, 2036[1]	1,350	1,361
New York State Dormitory Auth., College & Univ. Imps. Rev. Bonds, 4.00%, 2016	125	128
New York State Dormitory Auth., Health Care Facs. Imps. Income Tax Rev. Bonds, Series A, 5.00%, 2016	500	513
New York State Dormitory Auth., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2017	1,000	1,091
New York State Thruway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 2019	2,500	2,841
Public Housing Capital Fund Trust I Rev. Bonds (HUD Ln. Insured), 4.50%, 2022[2]	563	592
Southold Local Dev. Corp., Health Care Facs. Nursing Homes Rev. Bonds, 3.125%, 2025	225	218
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series A, 5.00%, 2017	1,850	1,996
__________
		23,556
__________

	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
North Carolina - 1.7%
Board of Governors of the Univ. of North Carolina, College & Univ. Imps. Rev. Ref. Bonds, Series A (NATL-RE Insured), 5.00%, 2015	$110	$111
City of Charlotte, Rev. Ref. Bonds, Series B, 5.00%, 2023	400	465
North Carolina Muni. Power Agcy. No. 1, Energy Res. Auth. Rev. Ref. Bonds, Series A (Pre-refunded with U.S Govt. Securities to 01/01/2018 @ 100), 5.25%, 2020	175	194
Raleigh Durham Airport Auth., Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, 2019	2,500	2,853
State of North Carolina, Highway Imps. Rev. Bonds:
5.00%, 2017	400	428
5.00%, 2025	1,900	2,248
__________
		6,299
__________
North Dakota - 0.1%
North Dakota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, 3.75%, 2042	430	458
__________
		458
__________
Ohio - 4.4%
City of Cleveland, Airport System Rev., Port, Airport & Marina Imps. Rev. Bonds, Series C (AGM Insured), 5.00%, 2017	1,250	1,323
City of Cleveland, Airport System, Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, 2025	1,000	1,126
County of Hamilton, Health Care Facs. Rev. Ref. Bonds:
5.00%, 2025	400	459
5.00%, 2027	1,425	1,607
County of Allen, Lease Rev. Ref. Bonds, Series B:
5.00%, 2018	1,000	1,113
5.00%, 2019	2,000	2,272
5.00%, 2020	1,030	1,185
County of Warren, Health Care Facs. Rev. Ref. Bonds, 5.00%, 2020	200	227
County of Warren, Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2021	1,220	1,393
Miami University/Oxford, College & Univ. Imps. Rev. Bonds, 4.00%, 2019	800	883
Ohio Air Quality Dev. Auth., Ind. Rev. Ref. Bonds (Mandatory Put 06/01/16 @ 100), 5.75%, 2033[1]	1,000	1,033
Ohio Air Quality Dev. Auth., Ind. Rev. Ref. Bonds, Series C, 5.625%, 2018	1,000	1,071
Ohio Air Quality Dev. Auth., Res. Recovery Imps. Rev. Bonds, Series A, 5.70%, 2020	1,000	1,104
Ohio State Building Auth., Rev. Ref. Bonds, Series A, 5.00%, 2017	1,500	1,638
__________
		16,434
__________
Oklahoma - 0.7%
Oklahoma Dev. Fin. Auth., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S Treasury Obligations to 08/15/2018 @ 100), 5.00%, 2024	200	224
Oklahoma Muni. Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A (Mandatory Put 08/01/18 @ 100), 0.82%, 2023[1]	1,540	1,537
Tulsa Airports Imp. Trust, Port, Airport & Marina Rev. Ref. Bonds, Series D (BAM Insured), 5.00%, 2020	815	928
__________
		2,689
__________
Oregon - 1.5%
County of Gilliam, Res. Recovery Imps. Rev. Bonds, 1.50%, 2018	1,500	1,495
Oregon State Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A, 5.00%, 2031	600	671
Oregon State Lottery, Misc. Rev. Ref. Bonds, Series C (Moral Obligation Insured), 5.00%, 2023	725	876

	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
Oregon - continued
State of Oregon, G.O. Unemployment & Welfare Fndg. Prop. Tax Bonds, Series 94-H, 4.00%, 2044	$1,445	$1,554
Tri-County Metropolitan Trans. Dist., Transit Imps. Misc. Taxes Rev. Bonds, 4.00%, 2017	1,000	1,027
__________
		5,623
__________
Pennsylvania - 2.5%
Allegheny County Higher Edu. Building Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 2022	400	465
Butler County Hospital Auth., Health Care Facs. Rev. Ref. Bonds, 4.00%, 2021	325	356
Montgomery County Ind. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2025	800	885
Pennsylvania Higher Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A (AMBAC Insured), 5.00%, 2015	210	210
Pennsylvania Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds, 5.00%, 2017	1,500	1,621
Pennsylvania Turnpike Commission, Highway Tolls Rev. Bonds, Series A, 0.70%, 2018[1]	1,500	1,495
Pennsylvania Turnpike Commission, Highway Tolls Rev. Ref. Bonds, Series B-1, 1.00%, 2021[1]	950	946
Pennsylvania Turnpike Commission., Misc. Rev. Ref. Bonds, Series A (AGM Insured), 5.25%, 2025	1,000	1,213
Univ. of Pittsburgh, College & Univ. Imps. Rev. Ref. Bonds, Series B, 5.25%, 2024	200	230
York County Ind. Dev. Auth., Ind. Rev. Ref. Bonds, Series A (Mandatory Put 06/01/20 @ 100), 2.55%, 2036[1]	2,000	2,012
__________
		9,433
__________
Puerto Rico - 0.5%
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Rev. Ref. Bonds:
3.00%, 2018	500	441
5.00%, 2016	400	396
5.00%, 2017	500	490
5.00%, 2019	710	697
__________
		2,024
__________
South Carolina - 1.1%
South Carolina Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 2018	1,025	1,124
5.00%, 2020	500	579
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 1 (GNMA/FNMA/FHLMC Insured), 4.50%, 2030	735	796
South Carolina State Public Service Auth., Energy Res. Auth. Imps. Rev. Ref.Bonds (Escrowed to Maturity), 5.00%, 2016	385	393
South Carolina State Public Service Auth., Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 2021	1,000	1,175
__________
		4,067
__________
South Dakota - 0.6%
South Dakota Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series E, 4.00%, 2044	2,200	2,395
__________
		2,395
__________
Tennessee - 1.2%
City of Memphis, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2018	100	113

	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
Tennessee - continued
Metropolitan Govt. Nashville & Davidson County Health & Educ. Facs. Board, College & Univ. Imps. Rev. Ref. Bonds, Series B (Mandatory Put 10/01/17 @ 100), 0.62%, 2038[1]	$1,400	$1,397
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds:
4.00%, 2038	775	828
4.00%, 2045	1,000	1,089
4.50%, 2037	710	758
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds, Series A-1, 5.00%, 2027	450	476
__________
		4,661
__________
Texas - 8.3%
City of Houston, Port, Airport & Marina Rev. Ref. Bonds, Series B (NATL-RE FGIC Insured), 5.00%, 2025	275	294
City of Houston, Util. System, Water Rev. Ref. Bonds (Mandatory Put 06/01/17 @ 100), 0.77%, 2034[1]	1,400	1,402
City of Houston, Water Rev. Ref. Bonds, Series C, 5.00%, 2018	1,500	1,694
City Public Service Board of San Antonio, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2017	550	587
City Public Service Board of San Antonio, Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 02/01/18 @ 100), 0.40%, 2033[1]	3,150	3,133
County of Dallas, G.O. Public Imps. Prop. Tax Rev. Bonds, 5.00%, 2016	100	105
Dallas Area Rapid Transit, Sales Tax Rev. Ref. Bonds, Series A:
3.00%, 2017	1,695	1,783
4.00%, 2016	955	1,001
Dallas-Fort Worth Intl. Airport Facs. Imp. Corp., Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 2023	100	106
Dallas-Fort Worth Intl. Airport Facs. Imp. Corp., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2020	900	1,051
Dallas-Fort Worth Intl. Port, Airport & Marina Rev. Ref. Bonds, Series D, 5.00%, 2020	1,000	1,167
Grand Parkway Trans. Corp., Highway Tolls Rev. Ref. Bonds, Series A, 3.00%, 2016	1,500	1,547
Harris County Cultural Edu. Facs. Fin. Corp., Energy Res. Auth. Imps. Rev. Bonds:
5.00%, 2017	445	487
5.00%, 2018	275	310
Harris County Cultural Edu. Facs. Fin. Corp., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 2023	125	142
Harris County Health Facs. Dev. Corp., Health Care Facs. Imps. Rev. Ref. Bonds, Series A-4 (AGM Insured), 0.55%, 2031[1]	200	200
Harris County-Houston Sports Auth., Hotel Occupancy Tax Rev. Ref. Bonds, Series A, 5.00%, 2019	400	460
Houston Higher Edu. Fin. Corp., College & Univ. Imps. Rev. Ref. Bonds, Series B (Pre-refunded with U.S Govt. Securities to 05/16/2016 @ 100), (Mandatory Put 11/16/17 @ 100), 0.55%, 2048[1]	950	953
Katy Independent School Dist., G.O. Prop. Tax Ref. Bonds, Series C (PSF-GTD Insured), (Mandatory Put 08/15/19 @ 100), 0.676%, 2036[1]	750	749
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 2030	300	335
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series C (Mandatory Put 01/01/19 @ 100), 1.95%, 2038[1]	1,825	1,847
North Texas Tollway Auth., Misc. Rev. Ref. Bonds, 6.00%, 2021	15	17
North Texas Tollway Auth., Misc. Rev. Ref. Bonds (Pre-refunded with FHL Banks/U.S. Treasury Obligations 01/01/18 @ 100), 6.00%, 2021	85	95
North Texas Tollway Auth., Misc. Rev. Ref. Bonds, Series A, 6.00%, 2019	100	111
Olmos Park Higher Edu. Facs. Corp., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 2019	980	1,122

	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
Texas - continued
Sam Rayburn Muni. Power Agcy., Energy Res. Auth. Imps. Rev. Bonds, 5.00%, 2020	$1,180	$1,359
State of Texas, G.O. Cash Flow Mgmt. Misc. Rev. Notes, 1.50%, 2015	5,000	5,006
Tarrant County Cultural Educ. Facs. Fin. Corp., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2029	1,315	1,419
Tarrant County Cultural Educ. Facs. Fin. Corp., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S Treasury Obligations to 08/15/2018 @ 100), 5.00%, 2023	170	190
Tarrant County Cultural Educ. Facs. Fin. Corp., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S Treasury Strips to 08/15/2018 @ 100), 5.00%, 2023	180	201
Texas Public Fin. Auth., Unemployment & Welfare Fndg. Misc. Rev. Bonds, Series A, 5.00%, 2016	1,500	1,531
Texas Water Dev. Board, Water Util. Imps. Rev. Bonds, Series B, 5.25%, 2022	600	652
__________
		31,056
__________
Virginia - 0.4%
City of Chesapeake, Chesapeake Expressway Toll Road Rev., Highway Tolls Rev. Ref. Bonds, Series A, 4.00%, 2019	850	917
County of Fairfax, G.O. Prop. Tax Rev. Ref. Bonds, Series C (St. Aid Withhldg. Insured), 5.00%, 2017	200	219
Fairfax County Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 4.20%, 2015	275	276
__________
		1,412
__________
Washington - 2.2%
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds (Pre-refunded with Agencies/U.S Treasury Obligations to 07/01/2016 @ 100), 5.00%, 2022	15	16
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds (Pre-refunded with U.S. Govt Securities 07/01/16 @ 100), 5.00%, 2022	85	89
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 2017	1,000	1,083
Grays Harbor County Public Util. Dist. No. 1, Energy Res. Auth. Imps. Rev. Ref. Bonds (NATL Insured), 5.00%, 2020	100	106
Grays Harbor County Public Util. Dist. No. 1, Energy Res. Auth. Imps. Rev. Ref. Bonds (Pre-refunded with U.S. Treasury Obligations 01/01/17 @ 100) (NATL Insured), 5.00%, 2020	55	59
Port of Seattle, Port, Airport & Marina Imps. Rev. Bonds, 5.00%, 2016	1,500	1,559
Port of Seattle, Port, Airport & Marina Imps. Rev. Bonds, Series A-1, 5.25%, 2027	100	111
State of Washington, Highway Imps. Rev. Bonds, 5.00%, 2020	2,000	2,323
Washington Health Care Facs. Auth., Health Care Facs. Imps. Rev. Bonds, Series B (Mandatory Put 10/01/21 @ 100), 5.00%, 2042[1]	800	944
Washington Health Care Facs. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 2020	1,100	1,272
5.00%, 2026	500	561
__________
		8,123
__________
West Virginia - 0.9%
County of Mason, Ind. Imps. Rev. Bonds, Series L (Mandatory Put 10/01/18 @ 100), 1.625%, 2022[1]	2,500	2,502
West Virginia Econ. Dev. Auth., Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 04/01/19 @ 100), 1.90%, 2040[1]	1,000	1,000
__________
		3,502
__________
Wisconsin - 1.0%
County of Milwaukee, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2018	1,145	1,273

	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
Wisconsin - continued
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 4.20%, 2018	$100	$109
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2017	1,200	1,309
WPPI Energy, Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 2020	800	931
__________
		3,622
__________
Wyoming - 0.5%
Wyoming Comm. Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 3, 3.00%, 2044	1,750	1,829
__________
		1,829
__________
Total municipals		364,337
__________
Corporate bonds & notes - 0.1%
Electric - 0.1%
Southern California Edison Co., 1.125%, 2017	455	455
__________
		455
__________
Total corporate bonds & notes		455
__________
Total bonds & notes (cost: $357,049,000)		364,792
__________
Short-term securities - 2.6%
Charlotte-Mecklenburg Hospital Auth., Health Care Facs. Rev. Ref. Bonds, Series H, 0.01%, January 15, 2045[1]	1,045	1,045
City of Irvine, Public Imps. Special Assessment Ref. Bonds, Series B, 0.01%, September 02, 2029[1]	2,343	2,343
City of Irvine, Special Assessment Ref. Bonds, 0.01%, September 02, 2050[1,2]	900	900
City of Minneapolis Saint Paul Housing & Redev. Auth., Health Care Facs. Rev. Ref. Bonds, Series B-1, 0.01%, November 15, 2035[1]	900	900
City of New York, G.O. Prop. Tax Ref. Bonds, Sub-Series E2, 0.01%, August 01, 2020[1]	1,200	1,200
City of Valdez, Port, Airport & Marina Rev. Ref. Bonds, 0.01%, December 01, 2033[1]	100	100
Illinois Fin. Auth., Health Care Facs. Nursing Homes Rev. Bonds, Series A, 0.01%, August 01, 2044[1]	500	500
Iowa Fin. Auth., Health Care Facs. Imps. Rev. Ref. Bonds, Series B, 0.01%, February 15, 2035[1]	175	175
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series B, 0.01%, November 01, 2035[1]	1,200	1,200
Montgomery County Public Building Auth., Public Imps. Misc. Rev. Bonds, 0.03%, July 01, 2038[1]	640	640
Univ. of Michigan, College & Univ. Rev. Ref. Bonds, Series E (Mandatory Put 04/02/18 @ 100), 0.45%, April 01, 2033[1]	600	600
__________
Total short-term securities (cost: $9,603,000)		9,603
__________
Total investment securities (cost: $366,652,000)		374,395
Other assets less liabilities		750
__________
Net assets		$375,145
__________
__________

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, the aggregate market value of these securities amounted to $3,477,000, representing 0.93% of net assets.

Key to abbreviations

Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Auth.	= Authority
BAM	= Build America Mutual Assurance Company
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
CIFG	= CDC IXIS Financial Guaranty
COLL	= Collateral
Comm.	= Community
Comms.	= Communities
Corp.	= Corporation
Corps.	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Edu.	= Education
Educ.	= Educational
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
FHL	= Federal Home Loan
FHLMC	= Federal Home Loan Mortgage Corporation
Fin.	= Finance
Fncg.	= Financing
Fndg.	= Funding
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
GTY	= Guaranty
HUD	= Housing and Urban Development
Imp.	= Improvement
Imps.	= Improvements
Ind.	= Industrial
Intl.	= International
Ln.	= Loan
Lns.	= Loans
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
No.	= Number
Prop.	= Property
PSF	= Permanent School Fund
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University
Util.	= Utility
Utils.	= Utilities
Withhldg.	= Withholding

Capital Group Short-Term Municipal Fund

Schedule of investments

July 31, 2015 (unaudited)

.

	Principal amount (000)	Value (000)
Bonds & notes - 89.6%
Arizona - 0.6%
Phoenix Civic Imp. Corp, Sewer Rev. Ref. Bonds, 5.00%, 2017	$250	$271
Salt River Project Agricultural Imps. & Power Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 4.00%, 2017	550	591
__________
		862
__________
California - 8.5%
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100):[1]
0.92%, 2045	1,500	1,473
0.92%, 2047	550	540
Bay Area Toll Auth., Highway Tolls Rev. Bonds, Series B (Mandatory Put 04/02/18 @ 100), 1.50%, 2047[1]	625	631
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, 4.00%, 2022	500	567
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2020	1,000	1,158
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/15/19 @ 100), 5.00%, 2043[1]	1,000	1,159
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-2 (Mandatory Put 04/03/17 @ 100), 0.30%, 2038[1]	500	497
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series G, 4.00%, 2016	600	630
Glendale Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (AGM Insured), 4.00%, 2019	200	222
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2019	1,000	1,145
La Quinta Redev. Agcy. Successor Agcy., Tax Allocation, Ref. Bonds, 5.00%, 2020	600	702
Los Angeles Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series C, 5.00%, 2020	500	588
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series G-2 (Mandatory Put 10/01/17 @ 100), 3.00%, 2037[1]	750	779
San Diego County Regional Trans. Commission., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 2018	150	167
State of California Dept. of Water Ress. Power Supply, Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, 2020	200	235
State of California, G.O. Public Imps. Misc. Rev. Bonds, 4.00%, 2018	1,000	1,095
Temecula Valley Unified School Dist. Fncg. Auth., Special Tax Rev. Ref. Bonds (BAM Insured), 4.00%, 2017	400	426
__________
		12,014
__________
Colorado - 0.5%
Colorado State Board of Governors, College & Univ. Rev. Ref. Bonds, Series A, 4.00%, 2018	525	567
Univ. of Colorado., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 2019	150	172
__________
		739
__________
Connecticut - 2.4%
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Bonds, Sub-Series B-2 (FHA/INS/GTD Insured), 4.00%, 2032	455	489
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Bonds, Sub-Series C-1, 4.00%, 2044	695	754
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, 4.00%, 2044	1,320	1,419
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, Sub-Series C-1, 3.50%, 2045	675	720
__________
		3,382
__________

	Principal amount (000)	Value (000)
Bonds & notes - continued
District of Columbia - 0.1%
Dist. of Columbia Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (AGM HUD Ln. Insured), 5.00%, 2016	$100	$100
__________
		100
__________
Florida - 6.5%
Citizens Prop. Insurance Corp., Misc. Purposes Rev. Bonds, Series A-1, 5.00%, 2019	2,100	2,374
City of Cape Coral, Water Rev. Ref. Bonds (AGM Insured), 3.00%, 2017	600	625
City of Tampa, Health Care Facs. Rev. Ref. Bonds, 5.00%, 2015	750	760
City of Tampa, Sewer Imps. Prop. Tax Bonds, 4.00%, 2015	225	226
County of Broward, Port, Airport & Marina Imps. Rev. Bonds, Series C, 5.00%, 2017	1,000	1,090
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA COLL Insured), 4.50%, 2029	355	376
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B (GNMA/FNMA/FHLMC Insured), 4.50%, 2029	205	218
Florida Muni. Power Agcy., Misc. Rev. Ref. Bonds, Series A, 4.00%, 2017	300	320
Orange County Health Facs. Auth., Health Care Facs. Nursing Homes Rev. Bonds, 4.00%, 2020	710	769
Palm Beach County Health Facs. Auth., Health Care Facs. Nursing Homes Rev. Ref. Bonds, 5.00%, 2021	500	572
Tampa Bay Water, Water Rev. Ref. Bonds, Series A:
5.00%, 2016	1,250	1,317
5.00%, 2017	450	491
__________
		9,138
__________
Georgia - 4.6%
Atlanta Dev. Auth., Loc. or GTD Housing Rev. Ref. Bonds, 5.00%, 2017	250	271
City of Atlanta Dept., Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, 2019	95	107
City of Atlanta, Water Rev. Ref. Bonds, Series B, 5.00%, 2019	1,000	1,155
Gainesville & Hall County Hospital Auth., Health Care Facs. Rev. Ref. Bonds, Series B (Mandatory Put 02/18/20 @ 100), 0.97%, 2035[1]	400	396
Georgia Housing & Fin. Auth., Loc. or GTD Housing Rev. Bonds, 4.00%, 2044	640	690
Georgia Housing & Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, Series A-1, 3.50%, 2045	200	214
Georgia State Road & Tollway Auth., Govt. Fndg. Grant Highway Imps. Rev. Bonds, Series A, 5.00%, 2019	1,155	1,319
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Bonds, Series A (Mandatory Put 07/01/17 @ 100), 0.32%, 2025[1]	1,300	1,296
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Bonds, Series B (Mandatory Put 07/01/17 @ 100), 0.30%, 2025[1]	1,000	997
Muni. Electric Auth. of Georgia, Energy Res. Imps. Rev. Ref. Bonds, Series B, 5.00%, 2018	120	132
__________
		6,577
__________
Guam - 0.4%
Territory of Guam, Cash Flow Mgmt., Misc. Rev. Bonds, Series A, 5.00%, 2017	600	632
__________
		632
__________
Hawaii - 0.8%
State of Hawaii, G.O. Public Imps. Bonds, Series DZ, 5.00%, 2017	1,000	1,099
__________
		1,099
__________

	Principal amount (000)	Value (000)
Bonds & notes - continued
Illinois - 5.7%
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.00%, 2016	$1,000	$1,016
City of Chicago, Sewer Imps. Rev. Bonds:
3.00%, 2017	325	330
5.00%, 2018	200	213
City of Chicago, Water Util. Imps. Rev. Bonds, 3.00%, 2019	700	717
Greater Chicago Metropolitan Water Reclamation Dist., G.O. Sewer Imps. Prop. Tax Bonds, Series B, 5.00%, 2017	300	329
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2015	1,345	1,348
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A-1 (Mandatory Put 01/15/20 @ 100), 5.00%, 2030[1]	1,000	1,149
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 2020	500	583
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series B, 5.00%, 2017	1,500	1,642
State of Illinois, G.O. Public Imps. Misc. Rev. Bonds, 5.00%, 2017	725	766
__________
		8,093
__________
Indiana - 1.0%
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series N, 5.00%, 2016	600	617
Indiana Univ., College & Univ. Rev. Ref. Bonds, Series A, 5.00%, 2018	500	558
Purdue Univ., College & Univ. Rev. Ref. Bonds, Series BB-1, 5.00%, 2020	200	234
__________
		1,409
__________
Kentucky - 0.1%
Kentucky Housing Corp., St. Single Family Housing Rev. Bonds, Series B, 5.00%, 2027	180	180
__________
		180
__________
Louisiana - 0.7%
Louisiana Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA COLL Insured), 4.60%, 2028	985	1,060
__________
		1,060
__________
Maine - 0.5%
Maine Turnpike Auth., Highway Tolls Rev. Ref. Bonds, 5.00%, 2018	625	699
__________
		699
__________
Massachusetts - 3.0%
Commonwealth of Massachusetts, G.O. Public Imps. Prop. Tax Bonds, Series D-2 (Mandatory Put 08/01/17 @ 100), 0.32%, 2043[1]	1,750	1,740
Massachusetts Dev. Fin. Agcy., Health Care Facs. Imps. Rev. Bonds, Series K-6, 5.00%, 2016	600	626
Massachusetts Dev. Fin. Agcy., Rev. Bonds, Series N (Mandatory Put 07/01/17 @ 100), 0.30%, 2041[1]	500	498
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, Series 171, 4.00%, 2044	1,000	1,083
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Ref. Bonds, Series 169, 4.00%, 2044	240	261
__________
		4,208
__________
Michigan - 3.2%
Detroit City School Dist, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 2018	1,000	1,093
Michigan Fin. Auth., School Imps. Misc. Rev. Bonds, Series E (St. Aid Withhldg. Insured), 2.85%, 2015	400	400

	Principal amount (000)	Value (000)
Bonds & notes - continued
Michigan - continued
Michigan State Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, 4.00%, 2044	$1,000	$1,087
Michigan State Univ., College & Univ. Rev. Ref. Bonds, Series C, 5.00%, 2015	1,000	1,002
Wayne County Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2018	300	335
Wayne State Univ., College & Univ. Rev. Ref. Bonds (AGM Insured), 5.00%, 2016	550	579
__________
		4,496
__________
Minnesota - 0.6%
Minneapolis-Saint Paul Metropolitan Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 2017	500	531
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 4.00%, 2040	240	253
__________
		784
__________
Missouri - 0.6%
City of Saint Louis, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 2017	330	356
Missouri Housing Dev. Commission, Loc. or GTD Housing Rev. Bonds, (GNMA/FNMA/FHLMC Insured), 4.25%, 2030	435	469
__________
		825
__________
Nebraska - 2.5%
Central Plains Energy Project, Natural Gas Rev. Ref. Bonds (Mandatory Put 12/01/19 @ 100), 5.00%, 2039[1]	1,000	1,141
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A:
3.00%, 2044	440	455
4.00%, 2044	965	1,048
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 2.50%, 2034	340	348
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series E (GNMA/FNMA/FHLMC Insured), 3.00%, 2043	545	565
__________
		3,557
__________
Nevada - 1.6%
County of Clark, Port, Airport & Marina Imps. Rev. Bonds, Series D:
5.00%, 2016	300	313
5.00%, 2017	750	810
County of Clark, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 2021	1,000	1,174
__________
		2,297
__________
New Hampshire - 0.5%
New Hampshire State Turnpike System, Highway Tolls Rev. Ref. Bonds, Series B, 5.00%, 2018	600	661
__________
		661
__________
New Jersey - 4.2%
Garden State Preservation Trust, Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 2018	550	612
New Jersey Econ. Dev. Auth., Lease Rev. Ref. Bonds, Series PP, 5.00%, 2019	750	811
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Ref. Bonds, Series 1A, 5.00%, 2015	500	507
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series D (Mandatory Put 01/01/18 @ 100), 0.70%, 2024[1]	250	249

	Principal amount (000)	Value (000)
Bonds & notes - continued
New Jersey - continued
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series E (Mandatory Put 01/01/18 @ 100), 0.70%, 2024[1]	$500	$497
New Jersey Transit Corp., Transit Rev. Ref. Bonds, Series A:
5.00%, 2018	750	826
5.00%, 2019	1,500	1,685
Rutgers The State University of New Jersey, College & Univ. Rev. Ref. Bonds, Series J, 5.00%, 2019	225	256
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, 0.00%, 2041	2,000	502
__________
		5,945
__________
New Mexico - 0.8%
City of Farmington, Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 04/01/20 @ 100), 1.875%, 2029[1]	1,000	1,001
New Mexico Educ. Assistance Foundation, Rev. Bonds, Series A-2 (GTD St. Lns. Insured), 0.933%, 2028[1]	65	65
__________
		1,066
__________
New York - 7.1%
Build NYC Res. Corp., Misc. Rev. Ref. Bonds, 5.00%, 2021	525	607
City of New York Transitional Fin. Auth., Income Tax Rev. Ref. Bonds, 5.00%, 2016	1,000	1,059
City of New York Transitional Fin. Auth., Public Imps. Rev. Bonds, 5.00%, 2019	750	870
City of New York, G.O. Prop. Tax Ref. Bonds, Sub-Series J-4, 0.57%, 2025[1]	1,000	993
Metropolitan Trans. Auth., Misc. Rev. Ref. Bonds, Series B-3B, 0.92%, 2018[1]	650	652
Metropolitan Trans. Auth., Transit Imps. Rev. Bonds, Series C, 5.00%, 2020	850	994
Metropolitan Trans. Auth., Transit Imps. Rev. Bonds, Sub-Series A-2 (Mandatory Put 06/01/20 @ 100), 0.60%, 2039[1]	2,600	2,565
New York City Health & Hospital Corp., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2016	400	410
New York City Transitional Fin. Auth. Building Aid Rev., School Imps. Misc. Rev. Bonds, Sub-Series S-1A (St. Aid Withhldg. Insured), 5.00%, 2017	500	542
New York City Trust for Cultural Ress. Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.35%, 2036[1]	500	504
New York State Thruway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 2019	300	341
Public Housing Capital Fund Trust I Rev. Bonds (HUD Ln. Insured), 4.50%, 2022[2]	464	489
__________
		10,026
__________
North Carolina - 0.8%
State of North Carolina, Govt. Fndg. Grant Highway Imps. Rev. Bonds:
5.00%, 2020	400	459
5.00%, 2021	600	696
__________
		1,155
__________
North Dakota - 1.4%
North Dakota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds:
3.75%, 2042	190	202
4.00%, 2038	1,610	1,751
__________
		1,953
__________
Ohio - 2.6%
City of Cleveland, Airport System Rev., Port, Airport & Marina Rev. Ref. Bonds, Series A (AGM Insured), 5.00%, 2016	1,660	1,692

	Principal amount (000)	Value (000)
Bonds & notes - continued
Ohio - continued
City of Cleveland, Airport System Rev., Port, Airport & Marina Rev. Ref. Bonds, Series C (Assured GTY Insured), 5.00%, 2017	$750	$794
County of Allen, Health Care Facs. Imps., Rev. Ref. Bonds, Series B, 5.00%, 2015	500	502
County of Warren, Health Care Facs. Rev. Ref. Bonds, 4.00%, 2018	220	235
Ohio Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, (GNMA/FNMA/FHLMC Insured), 4.50%, 2028	415	442
__________
		3,665
__________
Oklahoma - 0.4%
Stillwater Utilis. Auth., Power Plants (Non Nuclear) Multiple Util. Rev. Ref. Bonds, Series A, 4.00%, 2019	150	167
Tulsa Airports Imps. Trust, Port, Airport & Marina Rev. Ref. Bonds, Series D (BAM Insured), 3.00%, 2016	400	407
__________
		574
__________
Oregon - 3.7%
County of Gilliam, Res. Recovery Imps. Rev. Bonds, 1.50%, 2018	1,000	997
Oregon State Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 09/15/18 @ 100), 1.02%, 2022[1]	2,225	2,231
State of Oregon, G.O. Unemployment & Welfare Fndg. Prop. Tax Bonds, Series 94-H, 4.00%, 2044	1,445	1,554
Tri-County Metropolitan Trans. Dist., Transit Imps. Misc. Taxes Rev. Bonds, 4.00%, 2017	400	411
__________
		5,193
__________
Pennsylvania - 0.2%
Butler County Hospital Auth., Health Care Facs. Rev. Ref. Bonds, 3.00%, 2018	250	262
__________
		262
__________
Puerto Rico - 0.6%
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 2018	350	343
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Rev. Ref. Bonds:
5.00%, 2016	250	248
5.00%, 2017	250	245
__________
		836
__________
Rhode Island - 0.8%
Rhode Island Housing & Mortgage Fin. Corp., Loc. or GTD Housing Rev. Ref. Bonds, 4.00%, 2033	1,000	1,075
__________
		1,075
__________
South Carolina - 0.3%
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 1 (GNMA/FNMA/FHLMC Insured), 4.50%, 2030	440	477
__________
		477
__________

	Principal amount (000)	Value (000)
Bonds & notes - continued
South Dakota - 0.3%
South Dakota Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series E, 4.00%, 2044	$410	$446
__________
		446
__________
Tennessee - 3.3%
Metropolitan Govt. Nashville & Davidson County Health & Educ. Facs. Board, College & Univ. Imps. Rev. Ref. Bonds, Series B (Mandatory Put 10/01/17 @ 100), 0.62%, 2038[1]	700	698
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds:
4.00%, 2038	385	411
4.00%, 2045	915	996
4.00%, 2045	2,000	2,179
4.50%, 2037	360	385
__________
		4,669
__________
Texas - 10.7%
Central Texas Turnpike System, Highway Tolls Rev. Ref. Bonds, Series A (Mandatory Put 04/01/20 @ 100), 5.00%, 2042[1]	1,000	1,136
City of Austin Electric Util., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 2021	1,525	1,791
City of Houston, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 2016	1,000	1,028
City of Houston, Util. System, Water Rev. Ref. Bonds (Mandatory Put 06/01/17 @ 100), 0.77%, 2034[1]	600	601
City of Houston, Util. System, Water Rev. Ref. Bonds (Mandatory Put 08/01/16 @ 100), 0.62%, 2034[1]	1,000	1,002
City Public Service Board of San Antonio, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2017	500	534
City Public Service Board of San Antonio, Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 02/01/18 @ 100), 0.40%, 2033[1]	650	646
County of Harris, Highway Tolls Rev. Ref. Bonds, Series B (Mandatory Put 08/15/15 @ 100), 0.61%, 2021[1]	1,000	1,000
Dallas Area Rapid Transit, Sales Tax Rev. Ref. Bonds, Series A, 4.00%, 2016	100	105
Dallas-Fort Worth Intl. Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2018	200	224
Dallas-Fort Worth Intl. Port, Airport & Marina Rev. Ref. Bonds, Series D, 5.00%, 2019	500	574
Grand Parkway Trans. Corp., Highway Tolls Rev. Ref. Bonds, Series A, 3.00%, 2016	350	361
Harris County Health Facs. Dev. Corp., Health Care Facs. Imps. Rev. Ref. Bonds, Series A-4 (AGM Insured), 0.55%, 2031[1]	175	175
Houston Higher Edu. Finance Corp., Charter Sch. Aid, Rev. Ref. Bonds, Series A (PSF-GTD Insured), 5.00%, 2018	455	499
Katy Independent School Dist., G.O. Prop. Tax Ref. Bonds, Series C (PSF-GTD Insured), (Mandatory Put 08/15/19 @ 100), 0.676%, 2036[1]	650	650
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series C (Mandatory Put 01/01/19 @ 100), 1.95%, 2038[1]	600	607
Olmos Park Higher Edu. Facs. Corp., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 2019	400	458
State of Texas, G.O. Public Imps. Prop. Tax Bonds, (Mandatory Put 10/01/18 @ 100), 0.40%, 2041[1]	1,000	998
Texas A&M Univ., College & Univ. Imps. Rev. Ref. Bonds, 3.00%, 2016	325	333
Texas A&M Univ., College & Univ. Rev. Ref. Bonds, Series B, 5.00%, 2021	450	535
Texas Dept. of Housing & Comm. Affairs, Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 5.00%, 2029	255	273
Texas State Univ. System, College & Univ. Rev. Ref. Bonds, Series A, 5.00%, 2020	550	638
Texas Tech Univ., College & Univ. Rev. Ref. Bonds, Series A, 3.00%, 2016	500	514
Texas Trans. Commission State Highway Fund, Highway Imps. Fuel Sales Tax Rev. Bonds, Series B (Mandatory Put 04/01/17 @ 100), 0.37%, 2032[1]	500	499
__________
		15,181
__________

	Principal amount (000)	Value (000)
Bonds & notes - continued
Virginia - 1.5%
Northern Virginia Trans. Auth., Transit Imps. Misc. Taxes Rev. Bonds, 5.00%, 2020	$250	$293
Virginia Commonwealth Trans. Board, Govt. Fndg. Grant Transit Imps. Rev. Bonds:
5.00%, 2019	600	693
5.00%, 2020	1,000	1,164
__________
		2,150
__________
Washington - 3.6%
Grant County Public Util. Dist. No. 2, Energy Res. Auth. Rev. Ref. Bonds, Series A, 3.00%, 2017	300	310
Port of Seattle, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 2018	600	668
State of Washington, G.O. Prop. Tax Ref. Bonds, Series R-2012A, 5.00%, 2016	1,000	1,044
State of Washington, Highway Imps. Rev. Bonds:
5.00%, 2018	1,500	1,676
5.00%, 2019	900	1,030
Washington St. Housing Fin. Commission, Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 4.50%, 2029	335	356
__________
		5,084
__________
West Virginia - 1.2%
West Virginia Univ., College & Univ. Rev. Ref. Bonds (Mandatory Put 10/01/19 @ 100), 0.55%, 2041[1]	1,750	1,740
__________
		1,740
__________
Wisconsin - 1.1%
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 05/30/19 @ 100), 4.00%, 2043[1]	1,000	1,101
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 3.00%, 2016	500	514
__________
		1,615
__________
Wyoming - 0.6%
Wyoming Comm. Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 3, 3.00%, 2044	750	784
__________
		784
__________
Total bonds & notes (cost: $125,986,000)		126,708
__________
Short-term securities - 8.9%
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series B, 0.01%, July 01, 2041[1]	100	100
California Pollution Control Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds, 0.01%, 2026[1]	2,600	2,600
City of New York, G.O. Prop. Tax Ref. Bonds, Sub-Series E2, 0.01%, August 01, 2020[1]	400	400
City of Valdez, Port, Airport & Marina Rev. Ref. Bonds, 0.01%, December 01, 2033[1]	1,300	1,300
County of Allen, Health Care Facs. Imps. Rev. Bonds, Series A, 0.01%, October 01, 2031[1]	1,500	1,500
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series E, 0.01%, December 01, 2030[1]	1,000	1,000
Montgomery County Public Building Auth., Public Imps. Misc. Rev. Bonds, 0.03%, July 01, 2038[1]	565	565
New Hampshire Health & Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 0.01%, June 01, 2031[1]	925	925
New Hampshire Health & Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series B, 0.01%, June 01, 2041[1]	2,300	2,300

	Principal amount (000)	Value (000)
Short-term securities - continued
Syracuse Ind. Dev. Agcy., College & Univ. Rev. Ref. Bonds, Series A-1, 0.01%, July 01, 2037[1]	$1,935	$1,935
__________
Total short-term securities (cost: $12,625,000)		12,625
__________
Total investment securities (cost: $138,611,000)		139,333
Other assets less liabilities		2,134
__________
Net assets		$141,467
__________
__________

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, the aggregate market value of these securities amounted to $489,000, representing 0.35% of net assets.

Key to abbreviations

Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
Auth.	= Authority
BAM	= Build America Mutual Assurance Company
Certs. of Part.	= Certificates of Participation
COLL	= Collateral
Comm.	= Community
Corp.	= Corporation
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Edu.	= Education
Educ.	= Educational
Facs.	= Facilities
FHA	= Federal Housing Administration
FHLMC	= Federal Home Loan Mortgage Corporation
Fin.	= Finance
Fncg.	= Financing
Fndg.	= Funding
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
GTY	= Guaranty
HUD	= Housing and Urban Development
Imp.	= Improvement
Imps.	= Improvements
Ind.	= Industrial
Ln.	= Loan
Lns.	= Loans
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
No.	= Number
Prop.	= Property
PSF	= Permanent School Fund
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University
Util.	= Utility
Withhldg.	= Withholding

Capital Group California Core Municipal Fund

Schedule of investments

July 31, 2015 (unaudited)

.

	Principal amount (000)	Value (000)
Bonds & notes - 96.9%
California - 92.2%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds:
5.00%, 2020	$1,000	$1,128
5.00%, 2020	715	795
5.00%, 2021	495	551
5.00%, 2022	1,000	1,109
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.):
4.00%, 2016	1,500	1,504
5.125%, 2020	1,500	1,645
5.25%, 2020	885	975
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A (CA Mtg. Ins.):
5.00%, 2019	400	453
5.00%, 2020	550	636
Abag Fin. Auth. for Nonprofit Corps., Public Imps. Special Tax Ref. Bonds (CIFG Insured):
5.00%, 2021	600	646
5.00%, 2022	225	241
Abag Fin. Auth. for Nonprofit Corps., Special Tax Ref. Bonds:
5.00%, 2023	375	445
5.00%, 2024	400	477
5.00%, 2025	515	606
Alameda Corridor Trans. Auth., Port, Airport & Marina. Rev. Ref. Bonds, Series A:
5.00%, 2021	1,250	1,482
5.00%, 2022	975	1,167
Alameda County Trans. Auth., Sales Tax Transit Imps. Rev. Bonds, 4.00%, 2019	875	969
Aliso Viejo Comm. Fac. Dist., Special Tax Ref. Bonds:
5.00%, 2024	455	529
5.00%, 2025	425	486
Anaheim Public Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds (NATL-RE Insured), 4.00%, 2017	575	605
Anaheim Public Fncg. Auth., Lease Rev. Ref. Bonds, Series A, 5.00%, 2017	300	322
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 04/01/24 @ 100), 1.12%, 2045[1]	4,200	4,169
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100), 0.92%, 2045[1]	2,800	2,749
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.45%, 2045[1]	1,500	1,511
Bay Area Toll Auth., Highway Tolls Rev. Bonds, Series B (Mandatory Put 04/02/18 @ 100), 1.50%, 2047[1]	650	657
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series F-1 (Pre-refunded with U.S. Govt. Securities to 04/01/19 @ 100), 5.00%, 2021	100	115
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series G (Mandatory Put 04/01/20 @ 100), 0.62%, 2034[1]	1,000	990
Bay Area Water Supply & Conservation Agcy., Water Util. Imps. Rev. Bonds, Series A, 5.00%, 2023	500	610
Bonita Canyon Public Facs. Fncg. Auth., Special Tax Ref. Bonds:
4.00%, 2021	700	722
5.00%, 2026	500	516
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds:
5.00%, 2019	950	1,076
5.00%, 2021	550	638
5.00%, 2021	700	827
5.00%, 2021	525	531
5.50%, 2029	300	345
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 2018	125	138
California Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 2015	625	630
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds:
5.00%, 2020	165	194
5.00%, 2025	1,000	1,183

	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A:
4.00%, 2021	$560	$621
4.00%, 2022	500	548
4.50%, 2017	335	362
5.00%, 2021	535	621
5.00%, 2024	100	113
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds:
4.00%, 2016	710	734
5.00%, 2018	1,100	1,235
5.00%, 2025	400	477
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series A:
5.00%, 2018	275	309
5.00%, 2022	770	866
5.00%, 2024	150	174
5.00%, 2025	375	430
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series D, 5.00%, 2020	1,325	1,559
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series G, 5.50%, 2025	100	111
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.):
5.00%, 2020	1,005	1,160
5.00%, 2022	175	205
5.00%, 2023	135	159
5.00%, 2025	130	155
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
5.00%, 2019	525	609
5.00%, 2020	675	778
5.00%, 2020	500	590
5.00%, 2021	350	414
5.00%, 2023	1,000	1,176
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series B:
4.00%, 2019	400	446
5.00%, 2021	1,000	1,013
5.375%, 2021	1,500	1,506
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/15/19 @ 100), 5.00%, 2043[1]	1,750	2,028
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Pre-refunded with U.S. Treasury Obligations to 10/01/18 @ 100), 6.25%, 2028	200	234
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series D (Mandatory Put 10/15/20 @ 100), 5.00%, 2043[1]	250	295
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds (Mandatory Put 04/01/18 @ 100), 0.30%, 2047[1]	1,000	993
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-2 (Mandatory Put 04/03/17 @ 100), 0.30%, 2038[1]	2,500	2,486
California Infrastructure & Econ. Dev. Bank, Private Schools Rev. Ref. Bonds, Series B (Mandatory Put 06/01/22 @ 100), 1.22%, 2037[1]	1,000	997
California Infrastructure & Econ. Dev. Bank, Public Imps. Misc. Rev. Bonds:
4.50%, 2025	100	111
4.50%, 2026	100	111
California Infrastructure & Econ. Dev. Bank, Rec. Facs. Imps. Rev. Bonds:
5.00%, 2018	100	109
5.00%, 2019	100	108
California Muni. Fin. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 2022	160	183
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, 5.625%, 2023	465	508
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, Series B, 4.00%, 2017	150	160

	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
California Muni. Fin. Auth., Energy Res. Auth. Imps. Rev. Bonds (Mandatory Put 04/02/18 @ 100), 0.52%, 2045[1]	$1,325	$1,316
California Muni. Fin. Auth., Misc. Rev. Ref. Bonds:
5.00%, 2022	885	1,028
5.00%, 2025	500	583
California Muni., Fin., Auth., Loc. or GTD Housing Rev. Bonds, 5.00%, 2030	1,000	1,101
California State Dept. of Veterans Affairs, Loc. or GTD Housing Rev. Ref. Bonds, Series A, 2.75%, 2020	750	790
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Sub-Series G-11:
4.875%, 2018	200	222
5.00%, 2018	2,000	2,229
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series H (AGM Insured), 5.00%, 2017	100	108
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series K, 5.00%, 2018	225	251
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L, 5.00%, 2021	75	87
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L (Pre-refunded with U.S. Treasury Obligations to 05/01/20 @ 100), 5.00%, 2021	125	147
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, 2018	1,250	1,393
California State Dept. of Water Ress., Water Rev. Ref. Bonds, 5.00%, 2021	100	111
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AE:
4.50%, 2016	525	554
5.00%, 2022	70	78
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AE (Pre-refunded with U.S. Treasury Obligations to 06/01/18 @ 100), 5.00%, 2023	200	223
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B, 5.00%, 2017	300	328
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B-1, 5.00%, 2018	1,350	1,493
California State Public Works Board, Correctional Fac. Imps. Lease Rev. Bonds, Series A, 5.00%, 2023	790	952
California State Public Works Board, Lease Rev. Ref. Bonds, Series H, 5.00%, 2023	600	723
California State Univ., College & Univ. Rev. Ref. Bonds, Series A:
5.00%, 2018	750	850
5.00%, 2023	250	306
5.00%, 2025	1,500	1,867
California State Univ., College & Univ. Rev. Ref. Bonds, Series C (NATL-RE Insured), 5.00%, 2021	955	967
California State Univ., College & Univ. Rev. Ref. Bonds, Series C (Pre-refunded with U.S. Treasury Obligations to 11/01/15 @ 100) (NATL-RE Insured), 5.00%, 2021	1,645	1,665
California Statewide Comms. Dev. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 2019	1,000	1,113
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, 4.625%, 2021	100	111
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 2019	600	685
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (AGM Insured), 5.25%, 2016	1,100	1,147
California Statewide Comms. Dev. Auth., Health Care Facs. Nursing Homes Rev. Bonds, 2.10%, 2019	2,000	2,001
California Statewide Comms. Dev. Auth., Health Care Facs. Nursing Homes Rev. Bonds (CA Mtg. Ins.):
2.50%, 2020	700	712
3.00%, 2021	600	612
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 2016	15	15
5.00%, 2019	600	678

	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
5.00%, 2019	$1,000	$1,148
5.00%, 2021	1,000	1,137
5.00%, 2023	1,100	1,249
5.00%, 2024	300	341
5.00%, 2025	750	887
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series A (AGM Insured), 5.00%, 2023	500	585
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 2021	1,100	1,283
California Statewide Comms. Dev. Auth., Misc. Rev. Ref. Bonds (AGM Insured), 5.00%, 2020	210	245
Carson Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, 5.00%, 2021	1,625	1,898
Cathedral City Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds, 5.00%, 2023	745	887
Cathedral City Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, 2024	260	312
Cerritos Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds, Series A (AMBAC Insured):
5.00%, 2019	2,000	2,186
5.00%, 2024	600	639
Chino Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured):
5.00%, 2020	500	584
5.00%, 2022	450	533
5.00%, 2025	665	787
Chula Vista Muni. Fncg. Auth., Special Tax Ref. Bonds:
5.00%, 2021	500	574
5.00%, 2022	1,400	1,604
City & County of San Francisco, G.O. Public Imps. Prop. Tax Bonds, 5.00%, 2020	1,350	1,590
City of Carlsbad California, Special Assessment Ref. Bonds:
3.00%, 2018	325	333
3.15%, 2021	570	581
3.55%, 2023	350	357
City of Chula Vista, Energy Res. Auth. Rev. Ref. Bonds, Series A, 1.65%, 2018	1,150	1,151
City of Fontana California, Special Tax Ref. Bonds, 5.00%, 2023	535	617
City of Irvine California, Public Imps. Special Assessment Bonds:
4.00%, 2019	500	517
4.375%, 2021	700	724
City of Irvine California, Special Assessment Ref. Bonds:
2.50%, 2019	1,230	1,260
3.00%, 2020	1,250	1,323
3.25%, 2022	700	743
3.375%, 2023	850	884
4.00%, 2018	500	541
4.00%, 2022	400	445
4.50%, 2022	250	258
4.75%, 2023	250	258
5.00%, 2021	500	580
5.00%, 2028	500	559
City of Irvine, Special Assessment Ref. Bonds, 5.00%, 2023	1,455	1,699
City of Long Beach, Port, Airport & Marina Imps. Rev. Bonds:
5.00%, 2019	275	308
5.00%, 2020	400	455
City of Long Beach, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2021	100	116
City of Long Beach, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2024	500	613
City of Long Beach, Port, Airport & Marina Rev. Ref. Bonds, Series C, 3.00%, 2018	2,250	2,404

	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
City of Manhattan Beach, Public Imps. Special Assessment Bonds, 4.375%, 2017	$120	$122
City of Roseville, Special Tax Ref. Bonds:
3.50%, 2015	1,000	1,002
4.00%, 2016	2,000	2,053
City of Sacramento California, Special Tax Ref. Bonds, 5.00%, 2028	1,235	1,395
City of San Jose, Port, Airport & Marina Imps. Rev. Bonds, Series A-2, 5.00%, 2018	700	771
Compton Comm. College Dist., G.O. Prop. Tax Ref. Bonds (BAM Insured), 5.00%, 2026	800	941
Concord Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (BAM Insured):
5.00%, 2020	500	576
5.00%, 2023	450	531
Contra Costa County Public Fncg. Auth., Public Imps. Lease Rev. Bonds, Series A (NATL-RE Insured), 5.00%, 2021	275	295
County of El Dorado, Special Tax Rev. Ref. Bonds:
5.00%, 2022	1,295	1,506
5.00%, 2024	860	984
County of San Diego, College & Univ. Imps. Rev. Certs. of Part. Bonds, 4.00%, 2016	490	505
El Centro Fncg. Auth., Sewer Rev. Ref. Bonds, Series A (AGM Insured):
5.00%, 2026	530	622
5.00%, 2027	500	582
5.00%, 2030	1,000	1,142
Elk Grove Fin. Auth., Special Tax Ref. Bonds, 5.00%, 2025	580	684
Elk Grove Fin. Auth., Special Tax Ref. Bonds (BAM Insured), 5.00%, 2030	735	835
Emeryville Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A (AGM Insured):
5.00%, 2022	1,700	2,031
5.00%, 2026	1,000	1,176
Foothill-Eastern Trans. Corridor Agcy., Highway Tolls Rev. Ref. Bonds, Sub-Series B-1 (Mandatory Put 01/15/18 @ 100), 5.00%, 2053[1]	2,000	2,127
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A:
5.00%, 2020	1,200	1,398
5.00%, 2021	1,200	1,411
Hemet Unified School Dist. Fncg. Auth., Misc. Purposes Special Tax Ref. Bonds:
5.00%, 2026	600	670
5.00%, 2028	720	791
Hemet Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2029	500	578
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 2017	100	110
5.25%, 2025	100	112
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 2022	700	806
Irvine Public Facs. & Infrastructure Auth., Public Imps. Special Assessment Bonds, Series A:
3.00%, 2015	200	200
4.00%, 2021	1,350	1,395
4.00%, 2023	430	444
Irvine Ranch Water Dist., Water Rev. Certs. of Part. Ref. Bonds, 5.00%, 2017	100	107
Jurupa Public Fncg. Auth., Special Tax Ref. Bonds, Series A:
5.00%, 2023	500	587
5.00%, 2029	710	800
La Quinta Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds:
4.00%, 2019	500	553
5.00%, 2019	200	227
Lake Elsinore Public Fncg. Auth., Special Tax Ref. Bonds, 5.00%, 2028	2,000	2,205
Las Virgenes Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A (AGM Insured), 4.25%, 2015	100	100

	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
Lincoln Public Fncg. Auth., Public Imps. Special Tax Bonds, Series A (AMBAC Insured), 4.50%, 2021	$840	$880
Long Beach Bond Fin. Auth., Misc. Rev. Ref. Bonds:
4.00%, 2020	750	842
5.00%, 2021	500	592
Long Beach Comm., College Dist., G.O. Univ. & College Imps. Prop. Tax Bonds (Pre-refunded with U.S. Treasury Obligations to 06/01/18 @ 100), 5.00%, 2022	15	17
Long Beach Comm., College Dist., G.O. Univ. & College Imps. Prop. Tax Bonds, Series A, 5.00%, 2022	85	95
Los Angeles Comm. Facs. Dist., Special Tax Ref. Bonds:
5.00%, 2020	600	688
5.00%, 2023	700	821
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, 5.00%, 2016	500	522
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 2020	2,685	3,171
Los Angeles County Redev. Auth., Tax Allocation Rev. Ref. Bonds (AGM Insured):
5.00%, 2022	1,190	1,417
5.00%, 2024	1,000	1,210
Los Angeles County Redev. Auth., Tax Allocation Rev. Ref. Bonds, Series D, 5.00%, 2019	1,000	1,137
Los Angeles County Redev. Auth., Tax Increment Allocation Rev. Ref. Bonds, 5.00%, 2020	3,000	3,512
Los Angeles County Regional Fncg. Auth., Health Care Facs. Repayment of Bank Loan Rev. Bonds, Series B-3 (CA Mtg. Ins.), 2.50%, 2020	420	423
Los Angeles Dept. of Airports, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2029	200	226
Los Angeles Dept. of Airports, Port, Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, 2019	850	976
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 2022	700	817
Los Angeles Dept. of Water & Power, Water Util. Imps. Rev. Bonds, Series A:
4.00%, 2019	1,000	1,116
5.00%, 2021	1,000	1,198
Los Angeles Dept. of Water & Power, Water Util. Imps. Rev. Bonds, Series B, 5.00%, 2020	1,000	1,148
Los Angeles Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series C, 5.00%, 2019	2,175	2,506
Los Angeles Unified School Dist., G.O. Prop. Tax Rev. Ref. Bonds, Series A-1, 5.00%, 2020	1,000	1,177
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I, 5.00%, 2024	100	114
Los Rios Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 2020	900	1,060
Manhattan Beach Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series C (NATL-RE Insured), 0.00%, 2024	1,000	766
Merced Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A (AGM Insured), 5.00%, 2022	500	585
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-1 (Mandatory Put 03/27/18 @ 100), 0.40%, 2027[1]	500	499
Modesto Irrigation Dist., Certs. of Part. Lease Ref. Bonds, Series A (AMBAC Insured), 5.00%, 2015	800	807
Modesto Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 2017	400	434
Moreno Valley Unified School Dist., G.O. School Imps. Prop. Tax Ref. Bonds (NATL-RE Insured), 5.25%, 2019	380	440
Mountain View Shoreline Regional Park Comm., Tax Allocation Rev. Ref. Bonds, Series A:
5.00%, 2019	420	479
5.00%, 2020	375	435
Napa Valley Comm. College Dist., G.O. School Imps. Prop. Tax Bonds, Series B (Pre-refunded with St. & Loc. Govt. Series to 08/01/15 @ 100) (NATL-RE Insured), 5.00%, 2018	150	150
Natomas Unified School Dist., G.O. Prop. Tax Ref. Bonds (BAM Insured), 5.00%, 2021	500	593
North Natomas Comm. Facs. Dist. No. 4, Special Tax Ref. Bonds, Series E, 5.00%, 2021	1,050	1,212
Northern California Power Agcy., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, 2016	750	780
5.50%, 2021	1,000	1,160
Northern California Power Agcy., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 2017	200	217

	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
5.00%, 2019	$200	$230
Oakland Redev. Successor Agcy., Tax Increment Allocation Ref. Bonds, 5.00%, 2018	500	557
Ohlone Comm. College Dist., G.O. Ref. Bonds, 5.00%, 2024	1,000	1,208
Orange Comm. Facs. Dist., Special Tax Ref. Bonds:
4.00%, 2020	385	423
4.00%, 2021	1,485	1,631
Orange Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds:
5.00%, 2020	770	892
5.00%, 2021	375	437
Oxnard Fncg. Auth., Sewer Rev. Ref. Bonds (AGM Insured), 5.00%, 2021	750	869
Palomar Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 2029	1,000	1,181
Perris Union High School Dist., Special Tax Ref. Bonds, 5.00%, 2024	1,000	1,128
Poway Unified School Dist. Public Fncg. Auth., Special Tax Ref. Bonds:
3.375%, 2017	500	516
3.75%, 2018	770	795
4.00%, 2022	440	483
5.00%, 2020	600	688
Poway Unified School Dist. Public Fncg. Auth., Special Tax Ref. Bonds, Series A, 5.00%, 2022	850	975
Poway Unified School Dist. Public Fncg. Auth., Special Tax Ref. Bonds, Series B (BAM Insured), 5.00%, 2022	500	582
Rancho Cucamonga Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured):
5.00%, 2020	775	908
5.00%, 2025	750	896
5.00%, 2026	600	707
5.00%, 2028	800	930
Rancho Water Dist. Fncg. Auth., Water Rev. Ref. Bonds, Series D (Radian Insured), 4.20%, 2017	100	100
Rio Elementary School Dist. Comm. Facs. Dist., Special Tax Ref. Bonds, 5.00%, 2022	400	448
Riverside Cnty. Public Fncg. Auth., Tax Increment Allocation Ref. Bonds (BAM Insured), 5.00%, 2023	500	588
Riverside Cnty. Redev. Successor Agcy., Tax Allocation Rev. Ref. Bonds:
5.00%, 2020	405	471
5.00%, 2021	1,040	1,217
Riverside Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds, Series A:
3.00%, 2016	1,120	1,152
5.00%, 2021	1,000	1,181
Riverside Unified School Dist. Fncg. Auth., Special Tax Ref. Bonds (BAM Insured):
5.00%, 2025	350	414
5.00%, 2026	400	468
Sacramento City Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2028	500	581
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, Series A, 5.00%, 2025	1,190	1,438
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, Series B, 5.00%, 2017	475	517
Sacramento Regional Transit Dist., Transit Rev. Ref. Bonds, 5.00%, 2023	615	695
San Bernardino City Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series A (AGM Insured), 5.00%, 2020	725	848
San Diego Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 2018	1,000	1,126
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2023	225	270
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Sub-Series A:
5.00%, 2018	850	943
5.00%, 2020	700	811
San Diego County Regional Trans. Commission, Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 2021	500	598

	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 2018	$700	$783
San Diego County Water Auth., Water Rev. Ref. Bonds, Series S-1, 5.00%, 2016	475	494
San Diego Public Facs. Fncg. Auth., Sewer Rev. Ref. Bonds, Series B, 5.00%, 2022	100	114
San Diego Public Facs. Fncg. Auth., Water Rev. Ref. Bonds, Series A, 4.00%, 2020	100	108
San Diego Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series R-4, 5.00%, 2026	1,475	1,789
San Francisco Bay Area Rapid Transit Dist., Sales Tax Rev. Ref. Bonds, 5.00%, 2022	800	930
San Francisco City & County Airports Commission, Port, Airport & Marina Imps. Rev. Bonds, Series E, 5.25%, 2024	100	114
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2019	400	459
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series C2, 5.00%, 2021	300	340
San Francisco City & County Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series C, 5.00%, 2022	305	363
San Francisco City & County Redev. Agcy., Tax Allocation Rev. Series C:
4.75%, 2017	265	284
5.00%, 2018	275	304
5.25%, 2019	290	331
San Francisco City & County Redev. Successor Agcy., Public Imps. Special Tax Bonds, 3.25%, 2021	500	524
San Francisco City & County Redev. Successor Agcy., Special Tax Ref. Bonds, 5.00%, 2020	800	911
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 2019	1,150	1,324
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 5.00%, 2022	500	555
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds (NATL-RE Insured), 4.54%, 2018	400	401
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series D (AMBAC Insured), 5.00%, 2018	800	863
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds:
4.00%, 2022	650	738
5.00%, 2020	500	587
5.00%, 2022	500	601
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, Series A, 5.25%, 2023	200	229
Santa Ana Community Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 6.00%, 2020	750	889
Santa Clara County Fncg. Auth., Lease Rev. Ref. Bonds, 5.00%, 2022	285	318
Santa Cruz County Redev. Agcy., Special Assessment Ref. Bonds, Series A (AGM Insured), 5.00%, 2026	1,475	1,735
Santa Margarita Water Dist., Special Tax Ref. Bonds:
5.00%, 2022	325	371
5.00%, 2024	550	630
5.00%, 2025	375	422
Santaluz Community Facs. Dist. No 2, Special Tax Ref. Bonds, Series A, 5.00%, 2020	995	1,141
Signal Hill Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured):
5.00%, 2021	250	294
5.00%, 2023	500	598
Sonoma-Marin Area Rail Transit Dist., Rev. Bonds, Series A, 5.00%, 2021	1,000	1,186
South Orange County Public Fncg. Auth., Special Tax Ref. Bonds, Series A (AMBAC Insured):
5.00%, 2015	400	401
5.00%, 2020	1,000	1,003
South Placer Wastewater Auth., Sewer Rev. Ref. Bonds, 0.35%, 2017[1]	1,625	1,613
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds:
5.00%, 2018	200	224
5.00%, 2020	1,550	1,823
5.00%, 2023	800	936

	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 4.00%, 2021	$500	$552
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 2016	500	522
5.00%, 2018	350	392
5.00%, 2021	750	897
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 2019	1,000	1,154
5.00%, 2020	245	288
Southern California Public Power Auth., Misc. Rev. Ref. Bonds, 5.00%, 2023	100	112
State of California, G.O. Correctional Facs. Imps. Prop. Tax Bonds, 5.25%, 2020	100	117
State of California, G.O. General Fund Public Imps. Bonds (Mandatory Put 12/01/17 @ 100), 4.00%, 2027[1]	750	792
State of California, G.O. General Fund Ref. Bonds:
4.00%, 2020	1,175	1,331
5.00%, 2019	2,000	2,274
5.00%, 2019	600	686
5.00%, 2020	2,700	3,140
5.00%, 2020	1,000	1,180
5.00%, 2024	800	968
5.25%, 2020	650	760
State of California, G.O. Misc. Rev. Ref. Bonds, Series A (Mandatory Put 05/01/18 @ 100), 0.47%, 2033[1]	2,900	2,882
State of California, G.O. Public Imps. General Fund Bonds, 5.50%, 2018	100	112
State of California, G.O. Public Imps. Misc. Tax Bonds (NATL-RE Insured), 6.00%, 2020	5	5
State of California, G.O. Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 2017	950	1,032
State of California, G.O. Sales Tax Rev. Ref. Bonds, Series A (Pre-refunded with U.S. Treasury Obligations 07/01/19 @ 100), 5.25%, 2021	1,060	1,234
Stockton Public Fncg. Auth., Sewer Rev. Ref. Bonds (BAM Insured), 5.00%, 2021	750	879
Successor Agcy. to the Richmond County Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series A (BAM Insured), 5.00%, 2025	200	232
Suisun City Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series B (BAM Insured), 5.00%, 2022	400	473
Temecula Valley Unified School Dist. Fncg. Auth., Special Tax Ref. Bonds (BAM Insured), 5.00%, 2027	1,720	1,995
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, 2022	1,500	1,680
5.25%, 2024	100	112
Turlock Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 2018	500	550
5.00%, 2020	610	705
5.00%, 2022	700	810
Tustin Unified School Dist., Special Tax Ref. Bonds (BAM Insured), 5.00%, 2022	375	441
Univ. of California, College & Univ. Imps. Rev. Bonds, Series D (Pre-refunded with St. & Loc. Govt. Series to 05/15/16 @ 101) (NATL-RE FGIC Insured), 5.00%, 2023	130	136
Univ. of California, College & Univ. Rev. Ref. Bonds, Series E:
4.00%, 2017	500	531
5.00%, 2020	500	588
Vista Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series B1 (AGM Insured):
4.00%, 2025	400	445

	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
5.00%, 2022	$340	$402
__________
		274,344
__________
District of Columbia - 0.0%
Metropolitan Washington Airports Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 2017	100	109
__________
		109
__________
Florida - 0.2%
Citizens Prop. Insurance Corp., Misc. Rev. Bonds, Series A-1, 5.00%, 2019	500	565
__________
		565
__________
Guam - 0.9%
Guam Intl. Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series A:
5.00%, 2021	350	405
5.00%, 2022	710	828
Guam Intl. Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2023	1,100	1,271
__________
		2,504
__________
Iowa - 0.1%
State of Iowa, General Fund Public Imps. Rev. Bonds, Series A, 5.00%, 2027	100	113
__________
		113
__________
Michigan - 0.0%
Michigan State Hospital Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.25%, 2024	100	112
__________
		112
__________
Missouri - 0.1%
Missouri Housing Dev. Commission, Loc. or GTD Housing Rev. Bonds, (GNMA/FNMA Insured), 3.75%, 2038	350	378
__________
		378
__________
Oregon - 0.4%
Oregon State Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 09/15/18 @ 100), 1.02%, 2022[1]	1,000	1,002
Tri-County Metropolitan Trans. Dist., Transit Imps. Misc. Taxes Rev. Bonds, 4.00%, 2017	100	103
__________
		1,105
__________
Puerto Rico - 1.9%
Puerto Rico Highways & Trans. Auth., Highway Tolls Rev. Ref. Bonds, Series BB (AGM Insured), 5.25%, 2022	435	441
Puerto Rico Highways & Trans. Auth., Sales Tax Rev. Ref. Bonds, Series AA-1 (AGM Insured), 4.95%, 2026	1,405	1,397
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Rev. Ref. Bonds:
3.00%, 2018	355	313
5.00%, 2016	350	347

	Principal amount (000)	Value (000)
Bonds & notes - continued
Puerto Rico - continued
5.00%, 2017	$500	$491
5.00%, 2019	500	491
5.00%, 2021	1,000	981
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2017	1,000	1,028
__________
		5,489
__________
Texas - 0.4%
City of Houston, Util. System, Water Rev. Ref. Bonds (Mandatory Put 06/01/17 @ 100), 0.77%, 2034[1]	1,100	1,102
City of San Antonio, Energy Res. Auth. Imps. Rev. Bonds, Series A (Pre-refunded with U.S. Treasury Obligations to 02/01/16 @ 100), 5.00%, 2024	100	102
__________
		1,204
__________
U. S. Virgin Islands - 0.7%
Virgin Islands Public Fin. Auth., Misc. Rev. Ref. Bonds, Series B, 5.00%, 2024	500	571
Virgin Islands Public Fin. Auth., Misc. Rev. Ref. Bonds, Series B (AGM Insured), 5.00%, 2019	1,400	1,581
__________
		2,152
__________
Total bonds & notes (cost: $281,476,000)		288,075
__________
Short-term securities - 2.0%
California Health Facs. Fncg. Auth., Special Assessment Rev. Ref. Bonds, 0.01%, September 01, 2038[1]	500	500
California Pollution Control Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds, 0.01%, November 01, 2026[1]	1,500	1,500
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series C, 0.01%, August 15, 2027[1]	325	325
City of Irvine California, Public Imps. Special Assessment Bonds, Series A, 0.01%, September 02, 2029[1]	603	603
Illinois Fin. Auth., College & Univ. Imps. Rev. Bonds, 0.01%, August 01, 2044[1]	1,700	1,700
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series B-6, 0.01%, July 01, 2034[1]	1,400	1,400
__________
Total short-term securities (cost: $6,028,000)		6,028
__________
Total investment securities (cost: $287,504,000)		294,103
Other assets less liabilities		3,334
__________
Net assets		$297,437
__________
__________

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Auth.	= Authority
BAM	= Build America Mutual Assurance Company
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
CIFG	= CDC IXIS Financial Guaranty
Comm.	= Community
Comms.	= Communities
Corp.	= Corporation
Corps.	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Educ.	= Educational
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
Fin.	= Finance
Fncg.	= Financing
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
Imps.	= Improvements
Ind.	= Industrial
Intl.	= International
Loc.	= Local
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
Prop.	= Property
Rec.	= Recreational
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
Trans.	= Transportation
Univ.	= University
Util.	= Utility

Capital Group California Short-Term Municipal Fund

Schedule of investments

July 31, 2015 (unaudited)

.

	Principal amount (000)	Value (000)
Bonds & notes - 93.0%
California - 90.2%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 2016	$500	$501
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2016	200	209
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A (CA Mtg. Ins.):
4.00%, 2016	400	410
5.00%, 2018	250	276
Abag Fin. Auth. for Nonprofit Corps., Special Tax Ref. Bonds, 4.00%, 2019	525	581
Alameda County Trans. Auth., Transit Imps. Rev. Bonds, 4.00%, 2018	500	542
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100):[1]
0.92%, 2045	500	491
0.92%, 2047	250	245
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.45%, 2045[1]	750	756
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 10/01/19 @ 100), 0.72%, 2047[1]	800	797
Bay Area Toll Auth., Highway Tolls Rev. Bonds, Series B (Mandatory Put 04/02/18 @ 100), 1.50%, 2047[1]	600	606
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds:
4.00%, 2018	250	272
5.00%, 2017	400	430
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series G (Mandatory Put 04/01/20 @ 100), 0.62%, 2034[1]	250	248
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series H (Mandatory Put 04/01/21 @ 100), 0.72%, 2034[1]	250	247
Brea Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, 5.00%, 2019	700	800
Burbank Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds (BAM Insured):
5.00%, 2020	700	822
5.00%, 2022	500	598
California Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds:
4.00%, 2015	350	352
4.00%, 2016	75	78
4.00%, 2017	100	105
5.00%, 2016	250	263
California Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A:
3.00%, 2016	400	412
5.00%, 2015	500	504
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds:
3.00%, 2015	150	151
4.00%, 2016	300	307
4.00%, 2017	200	211
4.00%, 2018	400	434
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds:
5.00%, 2017	510	552
5.00%, 2018	500	561
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series B, 5.00%, 2016	200	210
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 2015	150	150
5.00%, 2016	225	228
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.):
4.00%, 2018	425	456
5.00%, 2019	500	564
5.00%, 2019	200	229
5.00%, 2020	150	174
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
4.00%, 2018	200	215

	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
4.00%, 2019	$500	$547
4.00%, 2020	625	692
5.00%, 2016	250	265
5.00%, 2018	500	564
5.00%, 2019	525	609
5.00%, 2019	300	347
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A-3, 4.00%, 2015	150	152
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series B (Mandatory Put 10/17/17 @ 100), 5.00%, 2043[1]	1,075	1,177
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series D (Mandatory Put 10/15/20 @ 100), 5.00%, 2043[1]	500	590
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds (Mandatory Put 04/01/18 @ 100), 0.31%, 2047[1]	500	497
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-2 (Mandatory Put 04/03/17 @ 100), 0.30%, 2038[1]	1,100	1,094
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, Series B, 4.00%, 2016	200	208
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series H (AGM Insured), 4.50%, 2017	200	214
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, 2018	1,250	1,393
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AM, 5.00%, 2018	160	182
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Sub-Series G-4, 5.00%, 2016	400	415
California State Public Works Board, Public Imps. Lease Rev. Bonds, Series A:
4.00%, 2019	400	441
5.00%, 2018	400	444
California State Public Works Board, Public Imps. Lease Rev. Bonds, Series I:
4.00%, 2017	210	225
4.00%, 2019	500	559
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B, 5.00%, 2017	475	519
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B-1, 4.00%, 2016	400	409
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series C-1, 5.00%, 2016	500	514
California State Public Works Board, Correctional Fac. Imps. Lease Rev. Bonds, Series A:
5.00%, 2018	250	281
5.00%, 2020	700	817
California State Public Works Board, Lease Rev. Ref. Bonds, 4.00%, 2018	425	462
California State Public Works Board, Lease Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 2016	240	253
California State Univ., College & Univ. Rev. Ref. Bonds, Series A:
5.00%, 2016	400	424
5.00%, 2017	475	521
5.00%, 2018	400	453
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (AGM Insured), 5.25%, 2016	500	521
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (Mandatory Put 05/01/17 @ 100), 5.00%, 2029[1]	600	646
California Statewide Comms. Dev. Auth., Health Care Facs. Nursing Homes Rev. Bonds (CA Mtg. Ins.), 2.50%, 2020	1,100	1,119
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2015	300	304
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 2019	160	177

	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 2020	$625	$725
California Statewide Comms. Dev. Auth., Misc. Rev. Ref. Bonds (AGM Insured), 5.00%, 2019	280	323
Carson Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A, 5.00%, 2018	700	777
Chino Public Fncg. Auth., Special Tax Ref. Bonds, Series A (AGM Insured), 4.00%, 2021	500	548
Chino Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured), 5.00%, 2017	500	543
City & County of San Francisco, Certs. of Part. Lease Ref. Bonds, Series A, 5.00%, 2015	500	504
City & County of San Francisco, G.O. Public Imps. Prop. Tax Bonds:
5.00%, 2018	1,745	1,953
5.00%, 2019	380	437
City & County of San Francisco, Sewer Rev. Ref Bonds, Series A, 5.00%, 2018	500	566
City of Chula Vista, Energy Res. Auth. Rev. Ref. Bonds, Series A, 1.65%, 2018	1,100	1,101
City of Irvine California, Special Assessment Ref. Bonds:
4.00%, 2018	500	540
4.00%, 2019	300	328
City of Long Beach, Port, Airport & Marina Imps. Rev. Ref. Bonds, Series B, 4.00%, 2018	225	245
City of Long Beach, Port, Airport & Marina Rev. Ref. Bonds, Series C, 3.00%, 2018	1,425	1,523
City of Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 2021	250	285
City of Los Angeles, Sewer Rev. Ref. Bonds, Series A, 4.00%, 2016	100	103
City of Santa Clara, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 2018	500	559
Concord Redv. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds:
5.00%, 2017	700	747
5.00%, 2018	600	660
County of El Dorado, Special Tax Ref. Bonds:
4.00%, 2018	450	485
5.00%, 2020	545	625
Desert Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 4.00%, 2018	700	764
Elk Grove Fin. Auth., Special Tax Ref. Bonds, 5.00%, 2021	450	523
Emeryville Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A:
5.00%, 2018	500	561
5.00%, 2019	600	690
Glendale Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (AGM Insured):
4.00%, 2019	600	665
5.00%, 2020	500	585
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A:
5.00%, 2018	500	556
5.00%, 2019	500	572
Golden West Schools Fncg. Auth., Misc. Rev. Ref. Bonds, Series A (NATL-RE Insured), 0.00%, 2020	1,100	976
Hemet Unified School Dist, G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2018	1,000	1,119
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series C:
5.00%, 2016	300	317
5.00%, 2018	425	479
La Quinta Redev. Agcy. Successor Agcy., Tax Allocation Ref. Bonds, 4.00%, 2018	500	544
Long Beach Bond Fin. Auth., Misc. Rev. Ref. Bonds, 5.00%, 2018	700	789
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, 5.00%, 2016	500	522
Los Angeles County Redev. Auth., Tax Increment Allocation Ref. Bonds, Series S, 5.00%, 2019	1,000	1,150
Los Angeles County Redev. Auth., Tax Increment Allocation Rev. Ref. Bonds:
5.00%, 2018	1,100	1,242
5.00%, 2019	700	809

	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
Los Angeles County Regional Fncg. Auth., Health Care Facs. Repayment of Bank Loan Rev. Bonds, Series B-3 (CA Mtg. Ins.), 2.50%, 2020	$245	$247
Los Angeles County Sanitation Dists. Fncg. Auth., Sewer Rev. Ref. Bonds, Series A, 5.00%, 2017	770	843
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 2021	400	472
Los Angeles Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series C, 5.00%, 2019	1,100	1,267
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I, 5.00%, 2018	500	560
Los Rios Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 4.00%, 2016	500	518
Merced Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A (AGM Insured), 4.00%, 2019	600	660
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-1 (Mandatory Put 03/27/18 @ 100), 0.40%, 2027[1]	500	499
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series G-2 (Mandatory Put 10/01/17 @ 100), 3.00%, 2037[1]	700	727
Milpitas Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, 4.00%, 2017	750	799
Mountain View Shoreline Regional Park Comm., Tax Increment Allocation Rev. Ref. Bonds, 4.00%, 2015	375	375
Oakland Redev. Successor Agcy., Tax Increment Allocation Ref. Bonds, 5.00%, 2018	500	557
Orange Comm. Facs. Dist., Special Tax Ref. Bonds:
3.00%, 2017	360	374
4.00%, 2018	300	324
Orange Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds:
5.00%, 2018	375	418
5.00%, 2019	200	229
5.00%, 2021	200	233
Oxnard Fncg. Auth., Sewer Rev. Ref. Bonds (AGM Insured), 5.00%, 2021	350	406
Rancho Cucamonga Redev. Agcy. Successor Agcy., Tax Allocation Ref. Bonds, 5.00%, 2019	370	427
Riverside County Redev. Successor Agcy., Tax Allocation Ref. Bonds, 5.00%, 2019	275	316
Riverside County Redev. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series B (AGM Insured), 4.00%, 2018	500	540
Riverside Redev. Successor Agcy., Tax Allocation Ref. Bonds, Series A, 5.00%, 2019	850	979
Riverside Unified School Dist. Fncg. Auth., Special Tax Ref. Bonds (BAM Insured), 5.00%, 2021	285	334
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, Series A, 5.00%, 2018	500	566
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, Series B, 5.00%, 2017	225	245
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, Series X, 5.00%, 2017	250	272
Sacramento Regional Transit Dist., Transit Rev. Ref. Bonds, 5.00%, 2018	250	274
San Bernardino County Trans. Auth. Rev. Ref. Bonds, Series A, 4.00%, 2018	500	542
San Diego Comm. College Dist., G.O. Prop. Tax Ref. Bonds:
4.00%, 2017	400	428
5.00%, 2018	1,000	1,126
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Sub-Series A:
5.00%, 2016	250	260
5.00%, 2017	650	701
5.00%, 2018	100	111
San Diego County Regional Trans. Commission., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 2018	300	334
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 2018	500	559
San Diego County Water Auth., Water Rev. Ref. Bonds, Series A, 5.00%, 2017	850	917
San Diego County Water Auth., Water Rev. Ref. Bonds, Series S-1, 5.00%, 2016	175	182
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2016	200	207
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series D, 5.00%, 2018	500	557

	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
San Francisco City & County Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series C, 5.00%, 2020	$500	$583
San Francisco Municipal Trans. Agcy., Transit Rev. Ref. Bonds, 4.00%, 2018	245	265
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 2018	500	559
San Jose Redev. Agcy., Tax Increment Allocation Ref. Bonds, 4.00%, 2016	300	309
San Jose Unified School Dist., G.O. Prop. Tax Ref. Bonds:
4.00%, 2018	300	328
4.00%, 2019	475	531
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, 4.00%, 2020	775	873
San Ramon Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Sub-Series A (BAM Insured), 5.00%, 2021	340	393
Sonoma-Marin Area Rail Transit Dist. Rev. Bonds, Series A:
4.00%, 2016	500	511
5.00%, 2018	750	830
South Placer Wastewater Auth., Sewer Rev. Ref. Bonds, 0.35%, 2017[1]	1,075	1,067
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds:
5.00%, 2016	200	209
5.00%, 2017	750	813
5.00%, 2018	200	224
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A:
4.00%, 2016	150	155
5.00%, 2017	775	841
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 2016	500	522
5.00%, 2018	350	392
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 2016	705	736
5.00%, 2019	600	692
Southern California Public Power Auth., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2018	300	336
State of California, G.O. General Fund Public Imps. Bonds (Mandatory Put 12/01/17 @ 100), 4.00%, 2027[1]	500	528
State of California, G.O. General Fund Public Imps. Bonds, Series E (Mandatory Put 12/03/18 @ 100), 0.961%, 2029[1]	500	509
State of California, G.O. General Fund Ref. Bonds:
5.00%, 2018	1,000	1,105
5.00%, 2019	650	739
State of California, G.O. General Fund Ref. Bonds, Series CF, 3.00%, 2016	375	388
State of California, G.O. General Fund Ref. Notes, 5.00%, 2019	900	1,046
State of California, G.O. Misc. Rev. Ref. Bonds, Series A (Mandatory Put 05/01/18 @ 100), 0.47%, 2033[1]	1,500	1,491
State of California, G.O. Prop. Tax Ref. Bonds, Series B, 0.77%, 2017[1]	400	402
State of California, G.O. Public Imps. Misc. Rev. Bonds:
4.00%, 2018	570	624
5.50%, 2019	2,050	2,378
Stockton Public Fncg. Auth., Sewer Rev. Ref. Bonds (BAM Insured), 5.00%, 2020	500	581
Successor Agcy. Rancho Mirage Redev. Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured):
4.00%, 2016	340	348
4.00%, 2017	350	367
Successor Agcy. to the Richmond County Redev. Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured), 5.00%, 2019	525	595
Suisun City Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series B (BAM Insured):
5.00%, 2019	675	776

	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
5.00%, 2021	$500	$586
Temecula Valley Unified School Dist. Fncg. Auth., Special Tax Ref. Bonds (BAM Insured), 5.00%, 2021	515	605
Turlock Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds:
4.00%, 2018	250	269
5.00%, 2017	300	319
Tustin Unified School Dist., Special Tax Ref. Bonds (BAM Insured), 5.00%, 2020	275	318
Univ. of California, College & Univ. Imps. Rev. Bonds, Series AB, 5.00%, 2016	350	363
Univ. of California, College & Univ. Rev. Ref. Bonds, Series E, 5.00%, 2016	200	208
Vista Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series B1 (AGM Insured):
5.00%, 2020	275	319
5.00%, 2021	265	311
Walnut Energy Center Auth., Energy Res. Auth. Rev. Ref. Bonds, 4.00%, 2018	300	323
__________
		105,514
__________
Guam - 0.3%
Territory of Guam, Cash Flow Mgmt., Misc. Rev. Bonds, Series A, 5.00%, 2017	300	316
__________
		316
__________
Illinois - 0.5%
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series B, 5.00%, 2017	500	547
__________
		547
__________
Louisiana - 0.1%
Louisiana Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA COLL Insured), 4.60%, 2028	130	140
__________
		140
__________
Massachusetts - 0.1%
Commonwealth of Massachusetts, G.O. Misc. Tax Public Imps. Rev. Bonds, Series D, 0.45%, 2018[1]	175	174
__________
		174
__________
Puerto Rico - 1.0%
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 2018	800	785
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Rev. Ref. Bonds:
5.00%, 2016	200	198
5.00%, 2017	250	245
__________
		1,228
__________

	Principal amount (000)	Value (000)
Bonds & notes - continued
U. S. Virgin Islands - 0.8%
Virgin Islands Public Fin. Auth., Misc. Rev. Ref. Bonds, Series B (AGM Insured), 5.00%, 2019	$800	$904
__________
		904
__________
Total bonds & notes (cost: $107,773,000)		108,823
__________
Total investment securities (cost: $107,773,000)		108,823
Other assets less liabilities		8,169
__________
Net assets		$116,992
__________
__________

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
Auth.	= Authority
BAM	= Build America Mutual Assurance Company
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
COLL	= Collateral
Comm.	= Community
Comms.	= Communities
Corp.	= Corporation
Corps.	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Educ.	= Educational
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
Fin.	= Finance
Fncg.	= Financing
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
GTD	= Guaranteed
Imps.	= Improvements
Ind.	= Industrial
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
Prop.	= Property
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
Trans.	= Transportation
Univ.	= University
Util.	= Utility

Capital Group Core Bond Fund

Schedule of investments

July 31, 2015 (unaudited)

.

	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - 95.2%
U.S. government & government agency bonds & notes - 50.1%
Fannie Mae:
0.375%, 2016	$1,000	$1,000
1.25%, 2016	1,000	1,009
1.00%, 2017	4,645	4,640
0.875%, 2018	500	498
1.75%, 2019	1,545	1,563
2.625%, 2024	1,990	2,018
Federal Home Loan Banks:
1.00%, 2017	600	603
1.875%, 2020	2,910	2,947
Freddie Mac:
0.50%, 2015	2,500	2,501
4.75%, 2016	2,000	2,041
2.50%, 2016	1,000	1,018
1.00%, 2017	350	352
1.00%, 2017	145	146
U.S. Treasury Bonds:
7.625%, 2025	750	1,108
3.625%, 2044	1,000	1,142
U.S. Treasury Inflation Indexed Bonds:
0.25%, 2025	5,320	5,217
2.00%, 2026	599	688
0.75%, 2045	202	188
U.S. Treasury Inflation Indexed Notes:
0.125%, 2016	1,072	1,068
2.50%, 2016	4,627	4,748
2.375%, 2017	389	404
0.125%, 2020	8,554	8,561
0.375%, 2023	511	512
U.S. Treasury Notes:
1.25%, 2015	500	501
4.50%, 2016	500	511
2.625%, 2016	5,075	5,144
1.50%, 2016	3,650	3,691
0.625%, 2016	1,000	1,002
1.00%, 2016	1,000	1,007
4.625%, 2017	4,000	4,249
1.00%, 2017	1,000	1,007
0.875%, 2017	1,000	1,005
4.50%, 2017	26,110	27,901
8.75%, 2017	490	561
0.875%, 2017	1,000	1,004
0.75%, 2018	500	498
3.875%, 2018	1,000	1,081
1.375%, 2018	250	253
1.25%, 2018	500	502
3.75%, 2018	3,800	4,127
1.50%, 2018	1,000	1,011
1.25%, 2019	500	500
1.50%, 2019	2,750	2,773
1.625%, 2019	1,000	1,011
1.625%, 2019	750	759
1.00%, 2019	500	493

	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
U.S. government & government agency bonds & notes - continued
1.75%, 2019	$2,000	$2,031
1.50%, 2019	1,000	1,004
1.625%, 2019	500	504
1.375%, 2020	4,615	4,593
1.375%, 2020	1,000	993
1.625%, 2020	5,620	5,645
1.625%, 2020	3,205	3,219
2.00%, 2020	1,000	1,018
2.25%, 2021	4,640	4,773
3.125%, 2021	2,000	2,152
1.875%, 2021	3,565	3,574
2.125%, 2021	1,000	1,017
1.50%, 2022	4,875	4,766
1.75%, 2022	2,000	1,983
1.875%, 2022	2,000	1,996
2.125%, 2022	3,000	3,041
2.00%, 2023	2,000	2,000
1.75%, 2023	1,000	979
2.50%, 2023	1,050	1,085
2.75%, 2023	2,250	2,367
2.75%, 2024	5,000	5,250
2.25%, 2024	500	503
2.00%, 2025	2,000	1,968
2.125%, 2025	3,275	3,257
__________
Total U.S. government & government agency bonds & notes		164,281
__________
Mortgage-backed obligations - 14.1%
Federal agency mortgage-backed obligations - 8.5%
Fannie Mae:
4.50%, 2019	58	61
4.50%, 2020	350	367
3.50%, 2025	3,692	3,906
3.00%, 2030, TBA	4,680	4,859
5.50%, 2037	14	16
5.50%, 2038	747	838
5.00%, 2041	1,115	1,242
5.00%, 2041	301	335
6.00%, 2045, TBA	250	284
Freddie Mac:
1.873%, 2018	73	74
3.034%, 2020 [1]	495	520
3.974%, 2021 [1]	524	574
2.791%, 2022	1,320	1,362
2.373%, 2022	500	503
2.811%, 2025	710	712
3.50%, 2034	2,919	3,073
3.00%, 2035	374	384
3.00%, 2035	2,704	2,776
6.00%, 2037	45	51
Ginnie Mae:
4.50%, 2040	118	129
4.00%, 2045, TBA	2,888	3,064

	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
Mortgage-backed obligations - continued
Federal agency mortgage-backed obligations - continued
5.616%, 2059	$392	$411
1.114%, 2062 [1]	699	708
5.075%, 2064	298	319
6.64%, 2064	1,306	1,406
__________
		27,974
__________
Commercial mortgage-backed securities - 5.6%
Commercial Mortgage Trust, 5.292%, 2046	335	351
Core Industrial Trust, Series 144A, 3.04%, 2034[2]	1,335	1,351
Credit Suisse Commercial Mortgage Trust:
5.467%, 2039	1,216	1,252
5.695%, 2040 [1]	720	763
DBUBS Mortgage Trust, Series 144A:[2]
3.386%, 2044	606	616
3.742%, 2046	1,403	1,413
Fannie Mae Aces, 1.4513%, 2018	972	975
Freddie Mac Structured Agency Credit Risk Debt Notes:[1]
1.191%, 2024	219	219
1.291%, 2025	247	246
Greenwich Capital Commercial Funding Corp., 5.444%, 2039	300	315
GS Mortgage Securities Trust, 1.468%, 2044	15	15
Hilton USA Trust, Series 144A:[2]
2.662%, 2030	480	482
3.367%, 2030	725	731
JPMorgan Chase Commercial Mortgage Securities Trust:
5.44%, 2045	650	673
5.695%, 2049 [1]	646	684
5.85%, 2051 [1]	316	339
LB-UBS Commercial Mortgage Trust:
5.387%, 2040	621	656
5.493%, 2040 [1]	680	715
5.854%, 2044 [1]	313	336
6.161%, 2045 [1]	500	548
Merrill Lynch Mortgage Trust, 5.8347%, 2050[1]	730	769
ML-CFC Commercial Mortgage Trust, 5.8811%, 2049[1]	550	588
Morgan Stanley Capital I Trust:
5.19%, 2042 [1]	133	133
5.319%, 2043	433	451
Wachovia Bank Commercial Mortgage Trust:
5.342%, 2043	1,650	1,727
5.466%, 2045 [1]	510	516
5.591%, 2047 [1]	510	540
5.715%, 2049 [1]	725	765
__________
		18,169
__________
Total mortgage-backed obligations		46,143
__________

	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
Corporate bonds & notes - 22.3%
Banks - 3.4%
Bank of America Corp.:
2.60%, 2019	$715	$724
3.30%, 2023	165	163
3.875%, 2025	1,430	1,449
Barclays Bank PLC, 2.50%, 2019	1,100	1,114
BB&T Corp.:
2.05%, 2018	500	506
2.625%, 2020	385	388
BNP Paribas SA, 0.7633%, 2017[1]	520	521
Citigroup, Inc., 2.15%, 2018	500	502
JP Morgan Chase & Co.:
3.20%, 2023	125	124
3.90%, 2025	775	790
Morgan Stanley:
2.125%, 2018	300	302
4.00%, 2025	440	450
Regions Financial Corp., 2.00%, 2018	500	499
The Bank of New York Mellon Corp., 2.10%, 2019	500	501
The Goldman Sachs Group, Inc.:
2.60%, 2020	510	510
3.625%, 2023	350	354
3.75%, 2025	690	689
The Royal Bank of Scotland PLC, 4.375%, 2016	700	714
Wells Fargo & Co., 3.00%, 2025	775	748
__________
		11,048
__________
Electric - 2.5%
Berkshire Hathaway Energy Co., 5.75%, 2018	300	332
CMS Energy Corp., 3.875%, 2024	400	407
Duke Energy Corp.:
3.95%, 2023	165	172
3.75%, 2024	730	748
Exelon Corp., 3.95%, 2025	960	976
Pacific Gas & Electric Co., 2.45%, 2022	300	287
PacifiCorp, 5.65%, 2018	755	842
Progress Energy, Inc., 7.05%, 2019	930	1,080
PSEG Power LLC, 2.75%, 2016	250	255
Public Service Co. of Colorado, 3.20%, 2020	300	312
Southern California Edison Co., 1.125%, 2017	430	430
Tampa Electric Co., 2.60%, 2022	350	339
Virginia Electric and Power Co.:
5.40%, 2018	621	685
2.95%, 2022	300	300
3.10%, 2025	1,020	1,009
__________
		8,174
__________
Pharmaceuticals - 2.2%
Abbvie, Inc.:
2.50%, 2020	1,215	1,209
2.90%, 2022	175	170

	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
Corporate bonds & notes - continued
Pharmaceuticals - continued
3.20%, 2022	$165	$164
3.60%, 2025	720	712
Actavis Funding SCS:
3.00%, 2020	485	485
3.45%, 2022	840	829
3.80%, 2025	850	831
EMD Finance LLC, Series 144A, 3.25%, 2025[2]	1,165	1,129
Mckesson Corp.:
0.95%, 2015	45	45
3.25%, 2016	310	314
Merck & Co., Inc.:
1.10%, 2018	250	249
2.80%, 2023	250	249
Novartis Securities Investment Ltd., 5.125%, 2019	300	335
Pfizer, Inc., 0.5859%, 2018[1]	500	500
__________
		7,221
__________
Oil & gas - 1.9%
Anadarko Petroleum Corp., 6.375%, 2017	250	273
Chevron Corp.:
0.889%, 2016	500	501
2.411%, 2022	475	465
Devon Energy Corp.:
2.25%, 2018	225	226
5.00%, 2045	200	195
Ensco PLC, 5.20%, 2025	50	48
Exxon Mobil Corp., 0.4359%, 2019[1]	1,115	1,113
Husky Energy, Inc., 7.25%, 2019	250	292
Noble Holding International Ltd., 5.95%, 2025	430	392
Phillips 66, 4.30%, 2022	290	306
Shell International Finance BV:
2.125%, 2020	860	859
3.25%, 2025	465	461
Statoil ASA:
2.45%, 2023	540	518
3.25%, 2024	280	280
Total Capital International SA, 2.875%, 2022	230	231
Woodside Finance Ltd., Series 144A, 4.60%, 2021[2]	185	196
__________
		6,356
__________
Pipelines - 1.4%
Boardwalk Pipelines LP, 4.95%, 2024	460	448
Columbia Pipeline Group, Inc., Series 144A, 4.50%, 2025[2]	90	90
Enbridge, Inc.:
5.60%, 2017	790	837
4.00%, 2023	505	486
EnLink Midstream Partners LP, 4.40%, 2024	220	216
Enterprise Products Operating LLC, 3.70%, 2026	80	78
Kinder Morgan Energy Partners LP, 4.25%, 2024	430	409
Kinder Morgan, Inc., 4.30%, 2025	750	715

	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
Corporate bonds & notes - continued
Pipelines - continued
Spectra Energy Partners LP, 2.95%, 2018	$500	$511
TC PipeLines LP, 4.375%, 2025	415	409
Williams Partners LP, 4.50%, 2023	535	531
__________
		4,730
__________
Insurance - 1.2%
ACE INA Holdings, Inc., 3.35%, 2024	400	399
American International Group, Inc.:
2.30%, 2019	495	496
4.125%, 2024	360	374
Berkshire Hathaway Finance Corp., 2.00%, 2018	750	758
Prudential Financial, Inc.:
1.054%, 2018 [1]	570	573
2.30%, 2018	350	355
QBE Insurance Group Ltd., Series 144A, 2.40%, 2018[2]	1,125	1,134
__________
		4,089
__________
REITS - 0.9%
Corporate Office Properties LP, 5.25%, 2024	225	233
DCT Industrial Operating Partnership LP, 4.50%, 2023	500	514
DDR Corp., 3.625%, 2025	300	288
ERP Operating LP, 4.625%, 2021	350	382
Essex Portfolio LP, 3.50%, 2025	490	476
Kimco Realty Corp., 5.584%, 2015	325	329
Prologis LP, 2.75%, 2019	360	366
UDR, Inc., 3.70%, 2020	400	416
__________
		3,004
__________
Auto Manufacturers - 0.7%
Daimler Finance North America LLC, Series 144A:[2]
1.16%, 2018 [1]	350	353
3.30%, 2025	250	247
Ford Motor Credit Co. LLC:
3.157%, 2020	550	552
3.219%, 2022	205	202
General Motors Co., 4.00%, 2025	235	226
General Motors Financial Co., Inc., 4.30%, 2025	535	530
Toyota Motor Credit Corp., 1.45%, 2018	350	350
__________
		2,460
__________
Telecommunications - 0.7%
AT&T, Inc.:
0.90%, 2016	200	200
2.40%, 2016	200	203
Deutsche Telekom International Finance BV, Series 144A, 2.25%, 2017[2]	500	506
Verizon Communications, Inc., 5.15%, 2023	940	1,037

	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
Corporate bonds & notes - continued
Telecommunications - continued
Verizon Communications, Inc., Series 144A, 4.272%, 2036[2]	$500	$456
__________
		2,402
__________
Diversified financial services - 0.7%
American Express Co., 0.8735%, 2018[1]	500	498
General Electric Capital Corp.:
2.45%, 2017	565	577
2.30%, 2017	250	255
Intercontinental Exchange, Inc., 4.00%, 2023	970	1,015
__________
		2,345
__________
Media - 0.7%
21st Century Fox America, Inc., 4.50%, 2021	350	381
CBS Corp., 1.95%, 2017	200	201
Comcast Corp., 3.375%, 2025	300	300
NBCUniversal Media LLC, 5.15%, 2020	350	394
The Walt Disney Co., 5.50%, 2019	300	338
Viacom, Inc.:
2.50%, 2018	350	353
3.875%, 2024	380	369
__________
		2,336
__________
Healthcare-services - 0.7%
Aetna, Inc., 1.50%, 2017	350	349
Anthem, Inc.:
2.30%, 2018	285	286
4.35%, 2020	300	320
Laboratory Corp. of America Holdings, 4.70%, 2045	210	197
UnitedHealth Group, Inc.:
1.40%, 2017	250	249
3.35%, 2022	380	388
3.75%, 2025	460	470
__________
		2,259
__________
Healthcare-products - 0.7%
Becton Dickinson & Co., 3.734%, 2024	390	389
Medtronic, Inc., Series 144A, 3.50%, 2025[2]	500	500
Zimmer Biomet Holdings, Inc.:
3.15%, 2022	470	459
3.55%, 2025	920	892
__________
		2,240
__________
Agriculture - 0.6%
Altria Group, Inc.:
2.85%, 2022	250	243
2.95%, 2023	200	193
4.00%, 2024	580	599
Reynolds American, Inc.:

	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
Corporate bonds & notes - continued
Agriculture - continued
2.30%, 2018	$120	$121
4.00%, 2022	70	72
4.45%, 2025	430	443
5.70%, 2035	30	32
5.85%, 2045	220	238
__________
		1,941
__________
Beverages - 0.6%
Pernod-Ricard SA, Series 144A, 2.95%, 2017[2]	800	816
SABMiller Holdings, Inc., Series 144A, 2.45%, 2017[2]	745	757
The Coca-Cola Co., 1.50%, 2015	350	351
__________
		1,924
__________
Computers - 0.5%
Apple, Inc.:
2.00%, 2020	800	799
2.70%, 2022	800	798
__________
		1,597
__________
Retail - 0.5%
CVS Health Corp., 4.00%, 2023	200	208
Starbucks Corp., 2.00%, 2018	190	193
Target Corp., 6.00%, 2018	705	782
The Home Depot, Inc., 4.40%, 2021	350	385
__________
		1,568
__________
Real Estate - 0.5%
American Campus Communities Operating Partnership LP:
3.75%, 2023	300	296
4.125%, 2024	400	403
Scentre Group Trust 1 / Scentre Group Trust 2, Series 144A:[2]
2.375%, 2019	100	100
3.50%, 2025	250	246
WEA Finance LLC, Series 144A, 2.70%, 2019[2]	475	475
__________
		1,520
__________
Cosmetics/Personal Care - 0.2%
The Procter & Gamble Co., 1.80%, 2015	790	793
__________
		793
__________
Software - 0.2%
Oracle Corp.:
1.20%, 2017	250	250
2.375%, 2019	500	508
__________
		758
__________

	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
Corporate bonds & notes - continued
Iron/Steel - 0.2%
Glencore Funding LLC, Series 144A, 1.6488%, 2019[1,2]	$750	$746
__________
		746
__________
Environmental Control - 0.2%
Republic Services, Inc., 5.00%, 2020	350	385
Waste Management, Inc., 4.60%, 2021	300	330
__________
		715
__________
Aerospace/Defense - 0.2%
Airbus Finance BV, Series 144A, 2.70%, 2023[2]	300	293
The Boeing Co., 0.95%, 2018	350	346
__________
		639
__________
Biotechnology - 0.2%
Celgene Corp., 3.625%, 2024	155	153
Gilead Sciences, Inc.:
3.05%, 2016	80	82
3.50%, 2025	320	322
__________
		557
__________
Chemicals - 0.2%
Ecolab, Inc., 3.00%, 2016	180	184
Ei Du Pont De Nemours & Co., 2.80%, 2023	350	341
__________
		525
__________
Miscellaneous manufacturing - 0.2%
Danaher Corp., 2.30%, 2016	200	203
General Electric Co., 2.70%, 2022	300	297
__________
		500
__________
Commercial Services - 0.1%
Catholic Health Initiatives, 1.60%, 2017	350	349
__________
		349
__________
Office/Business Equip - 0.1%
Xerox Corp., 2.95%, 2017	250	255
__________
		255
__________
Mining - 0.1%
Teck Resources Ltd., 3.15%, 2017	260	252
__________
		252
__________

	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
Corporate bonds & notes - continued
Transportation - 0.0%
Canadian National Railway Co., 5.55%, 2018	$50	$55
__________
		55
__________
Total corporate bonds & notes		73,358
__________
Municipals - 2.3%
City of Detroit, G.O. Public Imps. Prop. Tax Bonds (NATL-RE Insured), 5.375%, 2018	109	109
City of Detroit, G.O. Public Imps. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2016	8	8
City of Detroit, G.O. Public Imps. Prop. Tax Ref. Bonds (Assured GTY Insured), 5.00%, 2022	8	8
County of Harris, Highway Tolls Rev. Ref. Bonds, 1.061%, 2016	1,000	1,003
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, 2.814%, 2024	500	497
Hurricane Catastrophe Fund Fin. Corp., Misc. Rev. Bonds, Series A, 2.995%, 2020	3,000	3,092
Industry Public Facs. Auth., Tax Increment Allocation Rev. Ref. Bonds (AGM Insured):
2.203%, 2018	500	503
3.139%, 2020	805	813
Michigan Fin. Auth., Public Imps. Misc. Rev. Bonds, Series G (AGM Insured), 5.00%, 2016	42	42
Michigan Fin. Auth., Public Imps. Misc. Rev. Bonds, Series G (Assured GTY Insured), 5.00%, 2022	42	44
Michigan Fin. Auth., Public Imps. Misc. Rev. Bonds, Series G (NATL-RE Insured), 5.375%, 2018	591	592
New Jersey Trans. Trust Fund Auth., Appropriations Rev. Ref. Bonds, Series B, 1.758%, 2018	350	344
Univ. of Texas System, College & Univ. Rev. Ref. Bonds, Series D, 2.616%, 2015	500	500
__________
Total municipals		7,555
__________
Government & government agency bonds & notes outside the U.S. - 0.6%
Sovereign - 0.6%
Mexico Government International Bond, 4.00%, 2023	450	465
Province of Manitoba Canada, 3.05%, 2024	200	208
Province of Ontario Canada, 3.20%, 2024	500	525
Ukraine Government AID Bonds, 1.844%, 2019	875	885
__________
		2,083
__________
Total government & government agency bonds & notes outside the U.S.		2,083
__________
Asset-backed obligations - 5.8%
AmeriCredit Automobile Receivables Trust:
0.57%, 2017	135	135
1.15%, 2019	355	355
Avis Budget Rental Car Funding AESOP LLC, Series 144A:[2]
1.92%, 2019	1,000	996
2.97%, 2020	1,340	1,374
2.50%, 2021	770	772
California Republic Auto Receivables Trust:
1.82%, 2020	775	780
2.51%, 2021	270	272
Capital One Multi-Asset Execution Trust, 1.60%, 2021	580	582
CarMax Auto Owner Trust:
1.16%, 2019	500	500
1.38%, 2019	655	656
1.37%, 2020	450	450
Chase Issuance Trust, 0.6173%, 2020[1]	480	481

	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
Asset-backed obligations - continued
Chesapeake Funding LLC, Series 144A, 0.6084%, 2026[1,2]	$178	$177
Chrysler Capital Auto Receivables Trust, Series 144A, 1.22%, 2019[2]	640	639
Citibank Credit Card Issuance Trust, 1.335%, 2020[1]	540	552
Discover Card Execution Note Trust:
0.537%, 2020 [1]	1,165	1,167
2.12%, 2021	655	664
Drive Auto Receivables Trust, Series 144A, 0.93%, 2017[2]	625	625
Enterprise Fleet Financing LLC, Series 144A, 1.05%, 2020[2]	755	754
Ford Credit Auto Lease Trust, 1.10%, 2017	165	165
Ford Credit Auto Owner Trust, Series 144A:[2]
2.26%, 2025	565	571
2.12%, 2026	315	315
Hertz Fleet Lease Funding LP, Series 144A:[1,2]
0.589%, 2028	499	498
0.939%, 2028	300	300
Hertz Vehicle Financing LLC, 2.73%, 2021	1,048	1,040
Hertz Vehicle Financing LLC, Series 144A, 1.12%, 2017[2]	1,600	1,601
Octagon Investment Partners XV Ltd., Series 144A, 1.577%, 2025[1,2]	800	795
Santander Drive Auto Receivables Trust:
0.87%, 2018	310	310
1.27%, 2019	775	776
Trade MAPS 1 Ltd., Series 144A:[1,2]
0.889%, 2018	430	430
1.439%, 2018	250	250
__________
Total asset-backed obligations		18,982
__________
Total bonds, notes & other debt investments (cost: $310,753,000)		312,402
__________
Short-term securities - 6.1%
Chariot Funding LLC, 0.39%, December 8, 2015[3]	2,200	2,197
Federal Home Loan Bank:[3]
0.06%, August 26, 2015	2,600	2,600
0.10%, October 23, 2015	2,500	2,499
General Electric Co., 0.10%, August 3, 2015[3]	2,750	2,750
International Business Machines Corp.:[3]
0.09%, August 05, 2015	1,200	1,200
0.09%, August 19, 2015	2,800	2,800
John Deere Credit Ltd., 0.14%, September 15, 2015[3]	6,000	5,999
__________
Total short-term securities (cost: $20,045,000)		20,045
__________
Total investment securities (cost: $330,798,000)		332,447
Other assets less liabilities		(4,273)
__________
Net assets		$328,174
__________
__________

[1]	Indicates a variable rate security. The interest rate shown reflects the rate in effect at July 31, 2015.

[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, the aggregate market value of these securities amounted to $22,734,000, representing 6.93% of net assets.
[3]	Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviations

AGM	= Assured Guaranty Municipal Corporation
Auth.	= Authority
Co.	= Company
Corp.	= Corporation
Facs.	= Facilities
G.O.	= General Obligation
GTY	= Guaranty
Imps.	= Improvements
Inc.	= Incorporated
Ltd.	= Limited
Misc.	= Miscellaneous
NATL-RE	= National Reinsurance
Prop.	= Property
Ref.	= Refunding
REITS	= Real Estate Investment Trusts
Rev.	= Revenue
TBA	= To be announced
Univ.	= University

Capital Group Global Equity Fund

Schedule of investments

July 31, 2015 (unaudited)

.

	Shares	Value (000)
Common Stocks - 96.8%
Financials - 19.4%
AIA Group Ltd.	1,267,400	$8,272
Sampo Oyj, A Shares	161,177	7,966
CME Group, Inc.	68,000	6,531
The Goldman Sachs Group, Inc.	31,600	6,480
Marsh & McLennan Cos., Inc.	81,600	4,728
Moody's Corp.	41,900	4,627
American Tower Corp.	44,800	4,261
Wells Fargo & Co.	72,080	4,171
JPMorgan Chase & Co.	52,300	3,584
Lloyds Banking Group PLC	2,738,100	3,558
Deutsche Wohnen AG	124,888	3,087
Aberdeen Asset Management PLC	508,585	2,891
Iron Mountain, Inc.	95,670	2,875
PacWest Bancorp	57,890	2,680
The PNC Financial Services Group, Inc.	26,900	2,641
HDFC Bank Ltd. (ADR)	41,500	2,592
DBS Group Holdings Ltd.	174,975	2,574
CaixaBank SA	562,493	2,507
Bank of China Ltd., Class H	4,326,300	2,361
Discover Financial Services	41,000	2,288
Svenska Handelsbanken AB, A Shares	149,259	2,284
BNP Paribas SA	34,973	2,278
Mercury General Corp.	38,750	2,187
ACE Ltd.	19,770	2,150
Aon PLC	19,600	1,975
Crown Castle International Corp.	22,750	1,863
DNB ASA	80,566	1,314
Julius Baer Group Ltd.[1]	22,720	1,257
Credit Suisse Group AG1	40,410	1,191
Prudential PLC	42,900	1,010
HSBC Holdings PLC	63,812	578
UBS Group AG1	21,927	505
__________
		99,266
__________
Information Technology - 15.8%
Keyence Corp.[1]	15,000	7,565
Murata Manufacturing Co. Ltd.	38,000	5,642
ASML Holding NV	54,416	5,417
Visa, Inc., A Shares	66,800	5,033
Hamamatsu Photonics K.K.	181,400	4,728
Gemalto NV	53,052	4,556
Avago Technologies Ltd.	34,900	4,367
Apple, Inc.	34,694	4,208
Texas Instruments, Inc.	66,115	3,304
Paychex, Inc.	69,570	3,228
Xilinx, Inc.	70,600	2,948
Jack Henry & Associates, Inc.	40,511	2,830
Google, Inc., Class C1	4,422	2,766
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	123,300	2,726
Microsoft Corp.	55,700	2,601
Automatic Data Processing, Inc.	29,342	2,341
Broadcom Corp., Class A	44,600	2,257

	Shares	Value (000)
Common Stocks - continued
Information Technology - continued
VeriSign, Inc.[1]	31,775	$2,254
Jabil Circuit, Inc.	97,700	1,978
Oracle Corp.	64	2,597
VTech Holdings Ltd.	138,000	1,716
Google, Inc., Class A1	2,460	1,618
Trend Micro, Inc.	38,200	1,399
Hitachi Ltd.	204,000	1,324
Accenture PLC, Class A	12,800	1,320
__________
		80,723
__________
Health Care - 15.6%
Novo Nordisk A/S, Class B	163,259	9,572
AstraZeneca PLC	115,420	7,787
Novartis AG	68,186	7,085
Bristol-Myers Squibb Co.	102,535	6,730
Gilead Sciences, Inc.[1]	52,192	6,151
Incyte Corp.[1]	48,500	5,058
Roche Holding AG	16,603	4,795
Cerner Corp.[1]	59,700	4,282
Essilor International SA	30,710	3,933
Pfizer, Inc.	86,500	3,119
Eli Lilly & Co.	33,300	2,814
AmerisourceBergen Corp.	24,700	2,612
Agios Pharmaceuticals, Inc.[1]	23,560	2,596
Express Scripts Holding Co.[1]	27,600	2,486
Bayer AG	16,492	2,432
AbbVie, Inc.	30,700	2,149
Sysmex Corp.	32,400	2,099
St. Jude Medical, Inc.	19,300	1,425
DaVita HealthCare Partners, Inc.[1]	14,900	1,178
Medtronic PLC	14,240	1,116
__________
		79,419
__________
Industrials - 15.2%
Safran SA	87,236	6,597
Nielsen NV	114,700	5,558
FANUC Corp.	30,000	5,006
The Boeing Co.	33,200	4,786
Eaton Corp. PLC	76,300	4,622
SMC Corp.	17,900	4,544
Hexcel Corp.	85,630	4,443
China Everbright International Ltd.	2,733,080	4,188
Norfolk Southern Corp.	47,200	3,980
Assa Abloy AB, Class B	187,827	3,812
Danaher Corp.	36,300	3,324
Siemens AG	26,617	2,848
Meggitt PLC	381,009	2,764
BAE Systems PLC	338,530	2,539
Towers Watson & Co., Class A	18,959	2,404
Zodiac Aerospace	67,853	2,023
Jardine Matheson Holdings Ltd.	36,000	1,953
IDEX Corp.	23,300	1,772

	Shares	Value (000)
Common Stocks - continued
Industrials - continued
Schneider Electric SE	24,363	$1,702
FedEx Corp.	9,600	1,646
AA PLC[1]	256,484	1,462
3M Co.	8,530	1,291
Precision Castparts Corp.	6,530	1,273
DKSH Holding AG Ltd.[1]	16,262	1,220
United Technologies Corp.	9,200	923
Caterpillar, Inc.	9,100	716
__________
		77,396
__________
Consumer Discretionary - 10.5%
Liberty Global PLC, Class A1	95,730	5,022
Royal Caribbean Cruises Ltd.	49,000	4,403
Cie Financiere Richemont SA	48,982	4,228
Starbucks Corp.	70,800	4,101
Newell Rubbermaid, Inc.	91,273	3,950
Comcast Corp., Class A	57,870	3,612
Daimler AG	38,861	3,474
Las Vegas Sands Corp.	57,800	3,239
Greene King PLC	216,900	2,927
Marks & Spencer Group PLC	295,700	2,512
Sirius XM Holdings, Inc.[1]	531,400	2,104
SES SA	64,266	1,988
Electrolux AB, Series B	61,286	1,762
Denso Corp.	34,300	1,702
Scripps Networks Interactive, Inc., Class A	26,300	1,646
Delphi Automotive PLC	16,700	1,304
Bayerische Motoren Werke AG	11,492	1,152
Home Retail Group PLC	388,600	991
ElringKlinger AG	40,758	982
Wynn Macau Ltd.	364,400	753
Charter Communications, Inc., Class A1	3,000	558
The Home Depot, Inc.	4,485	525
Wynn Resorts Ltd.	4,615	476
Liberty Global PLC, Series C1	5,100	251
Liberty Global PLC LiLAC, Class A1	586	25
__________
		53,687
__________
Consumer Staples - 8.5%
Imperial Tobacco Group PLC	134,914	7,090
Unilever PLC	156,000	7,082
Pernod Ricard SA	50,629	6,063
Nestle SA	68,459	5,186
L'Oreal SA	27,170	5,083
Philip Morris International, Inc.	34,100	2,917
Danone SA	42,193	2,859
The Procter & Gamble Co.	29,600	2,270
Tate & Lyle PLC	251,500	2,140
Ajinomoto Co., Inc.	60,000	1,381
Diageo PLC	26,180	732

	Shares	Value (000)
Common Stocks - continued
Consumer Staples - continued
Nestle SA (ADR)	7,600	$579
__________
		43,382
__________
Energy - 4.6%
ConocoPhillips	112,780	5,677
Chevron Corp.	63,800	5,645
Schlumberger Ltd.	35,686	2,956
Enbridge, Inc.	60,800	2,650
Kinder Morgan, Inc.	75,865	2,628
Total SA	25,500	1,262
Cenovus Energy, Inc.	71,000	1,035
Crescent Point Energy Corp.	65,900	998
Noble Energy, Inc.	11,075	390
EOG Resources, Inc.	4,955	383
__________
		23,624
__________
Telecommunication Services - 3.0%
CenturyLink, Inc.	34,500	987
NTT DOCOMO, Inc.	52,900	1,116
Singapore Telecommunications Ltd.	1,333,000	3,974
SoftBank Group Corp.	75,500	4,192
Verizon Communications, Inc.	66,300	3,102
Vodafone Group PLC	458,935	1,733
__________
		15,104
__________
Materials - 2.8%
LyondellBasell Industries NV, Class A	30,425	2,855
Monsanto Co.	20,700	2,109
Rio Tinto PLC	52,600	2,043
The Dow Chemical Co.	41,000	1,929
Praxair, Inc.	13,435	1,534
Air Liquide SA	11,632	1,514
Nucor Corp.	32,900	1,452
The Mosaic Co.	24,500	1,052
__________
		14,488
__________
Utilities - 1.4%
National Grid PLC	324,700	4,326
SSE PLC	121,900	2,884
__________
		7,210
__________
Total common stocks (cost: $407,987,000)		494,299
__________
	Principal amount (000)
Short-term securities - 2.6%
General Electric Co., 0.10%, August 03, 2015[2]	$9,100	9,100

	Principal amount (000)	Value (000)
Short-term securities - continued
Thunder Bay Funding LLC, 0.40%, December 17, 2015[2]	$4,300	$4,293
__________
Total short-term securities (cost: $13,394,000)		13,393
__________
Total investment securities (cost: $421,381,000)		507,692
Other assets less liabilities		3,074
__________
Net assets		$510,766
__________
__________

[1]	Non-income producing security.
[2]	Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviations
ADR	- American Depositary Receipts
GDR	- Global Depositary Receipts

Capital Group Non-U.S. Equity Fund

Schedule of investments

July 31, 2015 (unaudited)

.

	Shares	Value (000)
Common Stocks - 93.5%
Financials - 16.5%
AIA Group Ltd.	5,332,200	$34,804
Sampo Oyj, A Shares	593,440	29,328
Lloyds Banking Group PLC	19,635,500	25,512
Prudential PLC	811,440	19,103
Deutsche Wohnen AG	709,248	17,530
BNP Paribas SA	178,858	11,650
DBS Group Holdings Ltd.	782,582	11,512
CaixaBank SA	2,403,031	10,712
HDFC Bank Ltd. (ADR)	149,300	9,327
UBS Group AG1	349,670	8,051
Bank of China Ltd., Class H	13,534,000	7,385
Svenska Handelsbanken AB, A Shares	463,452	7,091
Julius Baer Group Ltd.[1]	111,304	6,157
Sumitomo Mitsui Financial Group, Inc.	126,400	5,654
HSBC Holdings PLC	614,707	5,565
ING Groep NV	261,805	4,454
Credit Suisse Group AG1	122,815	3,620
DNB ASA	192,057	3,132
__________
		220,587
__________
Industrials - 16.0%
SMC Corp.	100,800	25,587
Assa Abloy AB, Class B	1,182,516	24,002
FANUC Corp.	139,100	23,211
Safran SA	271,370	20,523
China Everbright International Ltd.	13,199,390	20,227
Zodiac Aerospace	498,676	14,869
Jardine Matheson Holdings Ltd.	263,300	14,287
Kawasaki Heavy Industries Ltd.	2,443,000	10,723
Schneider Electric SE	142,760	9,970
AA PLC[1]	1,542,515	8,792
Marubeni Corp.	1,429,100	7,956
Meggitt PLC	1,025,309	7,438
DKSH Holding AG Ltd.[1]	98,054	7,357
Kubota Corp.	266,000	4,558
Canadian National Railway Co.	68,200	4,258
Mitsubishi Corp.	195,600	4,229
Siemens AG	35,257	3,773
IHI Corp.	665,000	2,645
__________
		214,405
__________
Health Care - 15.3%
Novo Nordisk A/S, Class B	752,628	44,129
Roche Holding AG	120,584	34,829
Novartis AG	258,624	26,871
AstraZeneca PLC	343,890	23,200
Sysmex Corp.	334,300	21,660
Genmab A/S1	196,231	18,468
Grifols SA, Class B	377,111	12,313
Bayer AG	82,621	12,186

	Shares	Value (000)
Common Stocks - continued
Health Care - continued
Essilor International SA	86,706	$11,103
__________
		204,759
__________
Information Technology - 13.6%
Keyence Corp.[1]	69,400	34,998
Murata Manufacturing Co. Ltd.	205,000	30,435
Hamamatsu Photonics K.K.	1,155,400	30,112
Gemalto NV	243,598	20,918
ASML Holding NV	201,331	20,042
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	547,200	12,099
Hitachi Ltd.	1,655,000	10,742
Trend Micro, Inc.	268,300	9,828
SAP SE	89,742	6,432
Oracle Corp.	145,500	6,128
__________
		181,734
__________
Consumer Discretionary - 11.5%
Liberty Global PLC, Class A1	476,075	24,975
Ryohin Keikaku Co. Ltd.	105,100	22,447
Cie Financiere Richemont SA	253,125	21,847
SES SA	624,137	19,306
Nissan Motor Co. Ltd.	994,700	9,619
Daimler AG	98,580	8,812
Home Retail Group PLC	3,332,000	8,497
Bayerische Motoren Werke AG	59,819	5,998
LVMH Moet Hennessy Louis Vuitton SE	31,227	5,854
ElringKlinger AG	227,196	5,477
Denso Corp.	104,400	5,181
Electrolux AB, Series B	142,076	4,086
The Swatch Group AG	43,902	3,598
Greene King PLC	257,550	3,475
Wynn Macau Ltd.	1,502,800	3,105
Liberty Global PLC, Series C1	37,700	1,853
Liberty Global PLC LiLAC, Class A1	2,400	103
BCA Marketplace PLC[1]	425	1
__________
		154,234
__________
Consumer Staples - 10.4%
Pernod Ricard SA	196,064	23,482
L'Oreal SA	123,723	23,147
Imperial Tobacco Group PLC	394,359	20,723
Nestle SA	218,870	16,580
Unilever PLC	281,900	12,798
Diageo PLC	456,645	12,761
Danone SA	183,959	12,463
Associated British Foods PLC	130,270	6,559
Ajinomoto Co., Inc.	259,000	5,960
Reckitt Benckiser Group PLC	56,600	5,435
__________
		139,908
__________

	Shares	Value (000)
Common Stocks - continued
Telecommunication Services - 4.0%
SoftBank Group Corp.	291,700	$16,195
Vodafone Group PLC	4,235,690	15,998
NTT DOCOMO, Inc.	369,500	7,795
Singapore Telecommunications Ltd.	2,348,300	7,001
Swisscom AG	10,374	6,034
__________
		53,023
__________
Energy - 2.6%
Enbridge, Inc.	353,700	15,418
Total SA	147,380	7,296
BG Group PLC	308,500	5,263
Cenovus Energy, Inc.	301,300	4,391
Oil Search Ltd.	490,194	2,677
__________
		35,045
__________
Materials - 2.2%
Rio Tinto PLC	277,500	10,775
Koninklijke DSM NV	163,041	9,313
Air Liquide SA	45,858	5,971
First Quantum Minerals Ltd.	476,183	3,805
__________
		29,864
__________
Utilities - 1.4%
National Grid PLC	1,440,590	19,192
__________
		19,192
__________
Total common stocks (cost: $1,092,273,000)		1,252,751
__________
	Principal amount (000)
Short-term securities - 6.4%
Chevron Corp., 0.10%, August 10, 2015[2]	$10,000	10,000
Estee Lauder Cos., Inc., 0.10%, August 27, 2015[2]	10,000	9,999
Federal Home Loan Bank:[2]
0.06%, September 02, 2015	20,000	19,999
0.10%, October 23, 2015	6,600	6,599
General Electric Co., 0.10%, August 03, 2015[2]	28,350	28,350
John Deere Capital Corp., 0.13%, August 11, 2015[2]	10,000	9,999
__________
Total short-term securities (cost: $84,946,000)		84,946
__________

Total investment securities (cost: $1,177,219,000)		1,337,697
Other assets less liabilities		1,627
__________
Net assets		$1,339,324
__________
__________

[1]	Non-income producing security.
[2]	Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviation
ADR	- American Depositary Receipts

Capital Group U.S. Equity Fund

Schedule of investments

July 31, 2015 (unaudited)

.

	Shares	Value (000)
Common Stocks - 95.6%
Consumer Discretionary - 17.1%
Newell Rubbermaid, Inc.	107,400	$4,648
Comcast Corp., Class A	71,450	4,459
The Home Depot, Inc.	23,500	2,750
Starbucks Corp.	41,200	2,387
Charter Communications, Inc., Class A1	11,500	2,137
Scripps Networks Interactive, Inc., Class A	30,700	1,921
Daimler AG (ADR)	20,575	1,850
Panera Bread Co., Class A1	8,200	1,674
NIKE, Inc., Class B	14,500	1,671
Viacom, Inc., Class B	25,700	1,465
Norwegian Cruise Line Holdings Ltd.[1]	22,300	1,392
Sirius XM Holdings, Inc.[1]	314,700	1,246
Carnival Corp.	21,650	1,154
Las Vegas Sands Corp.	18,040	1,011
Yum! Brands, Inc.	10,500	921
The Priceline Group, Inc.[1]	620	771
Delphi Automotive PLC	9,400	734
Time Warner Cable, Inc.	3,050	580
Whirlpool Corp.	2,800	498
Wynn Resorts Ltd.	4,610	476
__________
		33,745
__________
Health Care - 16.3%
Bristol-Myers Squibb Co.	67,395	4,424
Gilead Sciences, Inc.[1]	31,900	3,760
Express Scripts Holding Co.[1]	38,700	3,486
St. Jude Medical, Inc.	41,720	3,080
Medtronic PLC	31,965	2,506
Cerner Corp.[1]	33,500	2,402
AmerisourceBergen Corp.	22,300	2,358
AbbVie, Inc.	30,925	2,165
Incyte Corp.[1]	14,600	1,522
AstraZeneca PLC (ADR)	41,030	1,386
Novo Nordisk A/S (ADR)	23,200	1,368
Eli Lilly & Co.	15,545	1,314
UnitedHealth Group, Inc.	9,500	1,153
Pfizer, Inc.	21,900	790
Agios Pharmaceuticals, Inc.[1]	3,500	386
__________
		32,100
__________
Industrials - 15.6%
Nielsen NV	83,200	4,032
The Boeing Co.	24,275	3,500
Towers Watson & Co., Class A	24,700	3,131
Danaher Corp.	32,155	2,944
Waste Connections, Inc.	57,500	2,883
Eaton Corp. PLC	46,900	2,841
United Technologies Corp.	26,365	2,645
Hexcel Corp.	49,000	2,543
Norfolk Southern Corp.	27,800	2,344
IDEX Corp.	15,800	1,201
Caterpillar, Inc.	13,400	1,054

	Shares	Value (000)
Common Stocks - continued
Industrials - continued
Siemens AG (ADR)	7,120	$762
B/E Aerospace, Inc.	14,800	721
__________
		30,601
__________
Financials - 15.5%
Marsh & McLennan Cos., Inc.	69,600	4,033
The Goldman Sachs Group, Inc.	16,900	3,466
Wells Fargo & Co.	56,960	3,296
CME Group, Inc.	30,425	2,922
JPMorgan Chase & Co.	41,900	2,871
Discover Financial Services	39,875	2,225
The PNC Financial Services Group, Inc.	20,325	1,995
American Tower Corp.	18,600	1,769
ACE Ltd.	15,765	1,715
Iron Mountain, Inc.	54,430	1,636
Aon PLC	16,200	1,632
Moody's Corp.	11,900	1,314
PacWest Bancorp	17,800	824
Crown Castle International Corp.	8,700	713
__________
		30,411
__________
Information Technology - 14.3%
Jack Henry & Associates, Inc.	52,700	3,682
Automatic Data Processing, Inc.	42,200	3,366
Visa, Inc., A Shares	36,800	2,773
Texas Instruments, Inc.	50,900	2,544
Apple, Inc.	18,665	2,264
Avago Technologies Ltd.	16,455	2,059
Microsoft Corp.	38,600	1,803
Broadcom Corp., Class A	34,700	1,756
Google, Inc., Class C1	2,627	1,643
VeriSign, Inc.[1]	21,115	1,498
Jabil Circuit, Inc.	71,055	1,439
Accenture PLC, Class A	12,825	1,322
Oracle Corp.	31,025	1,239
Google, Inc., Class A1	1,150	756
__________
		28,144
__________
Energy - 6.8%
Schlumberger Ltd.	39,000	3,230
ConocoPhillips	60,245	3,033
Chevron Corp.	30,120	2,665
Kinder Morgan, Inc.	33,800	1,171
EOG Resources, Inc.	13,965	1,078
Halliburton Co.	20,400	852
Noble Energy, Inc.	21,190	746
Enbridge, Inc.	12,000	523
__________
		13,298
__________

	Shares	Value (000)
Common Stocks - continued
Consumer Staples - 5.7%
Diageo PLC (ADR)	22,665	$2,545
Unilever PLC (ADR)	49,700	2,253
Nestle SA (ADR)	28,100	2,140
Philip Morris International, Inc.	20,200	1,728
The Procter & Gamble Co.	21,160	1,623
Mondelez International, Inc.	13,000	587
Mead Johnson Nutrition Co.	4,900	433
__________
		11,309
__________
Materials - 2.8%
Monsanto Co.	20,100	2,048
Praxair, Inc.	16,120	1,840
The Dow Chemical Co.	34,700	1,633
__________
		5,521
__________
Telecommunication Services - 1.1%
Verizon Communications, Inc.	47,100	2,204
__________
		2,204
__________
Utilities - 0.4%
National Grid PLC (ADR)	11,500	766
__________
		766
__________
Total common stocks (cost: $139,510,000)		188,099
__________
	Principal amount (000)
Short-term securities - 4.5%
John Deere Bank SA, 0.12%, August 07, 2015[2]	$1,400	1,400
Pfizer, Inc., 0.10%, August 13, 2015[2]	1,600	1,600
The Bank of New York Mellon Corp., 0.08%, August 03, 2015[2]	5,800	5,800
__________
Total short-term securities (cost: $8,800,000)		8,800
__________
Total investment securities (cost: $148,310,000)		196,899
Other assets less liabilities		(134)
__________
Net assets		$196,765
__________
__________

[1]	Non-income producing security.
[2]	Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviation
ADR	- American Depositary Receipts

Valuation disclosures

Capital Guardian Trust Company (“CGTC”), the Funds’ investment adviser, values the Funds’ investments at fair value as defined by U.S. GAAP. The net asset value of each Fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The Funds’ investment adviser uses the following methods and inputs to establish the fair value of their assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the Funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the Funds’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the Funds’ investment adviser.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the Funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the Funds’ board of trustees as further described. The Funds’ investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The Funds’ investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities;

conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the Fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure – The Funds’ board of trustees has delegated authority to the Funds’ investment adviser to make fair value determinations, subject to board oversight. The Funds’ investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair value process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the Funds’ investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The Funds’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The Funds’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes, and controls over security valuation are also subject to additional internal reviews including an annual control self-evaluation program facilitated by the Funds’ investment adviser’s compliance group.

Classifications – The Funds’ investment adviser classifies the Funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the Funds’ investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the Funds’ valuation levels as of July 31, 2015 (dollars in thousands):

Investment securities	Level 1	Level 2	Level 3	Total

Capital Group Core Municipal Fund
Bonds & notes
Municipals	$—	$364,337	$—	$364,337
Corporate bonds & notes	—	455	—	455
Short-term securities	—	9,603	—	9,603
_____________________________________________________________________
Total	$—	$374,395	$—	$374,395
_____________________________________________________________________
_____________________________________________________________________

Capital Group Short-Term Municipal Fund
Bonds & notes	$—	$126,708	$—	$126,708
Short-term securities	—	12,625	—	12,625
_____________________________________________________________________
Total	$—	$139,333	$—	$139,333
_____________________________________________________________________
_____________________________________________________________________

Investment securities	Level 1	Level 2	Level 3	Total

Capital Group California Core Municipal Fund
Bonds & notes	$—	$288,075	$—	$288,075
Short-term securities	—	6,028	—	6,028
_____________________________________________________________________
Total	$—	$294,103	$—	$294,103
_____________________________________________________________________
_____________________________________________________________________

Capital Group California Short-Term Municipal Fund
Bonds & notes	$—	$108,823	$—	$108,823
_____________________________________________________________________
Total	$—	$108,823	$—	$108,823
_____________________________________________________________________
_____________________________________________________________________

Capital Group Core Bond Fund
Bonds, notes & other debt investments
U.S. government & government agency bonds & notes	$—	$164,281	$—	$164,281
Mortgage-backed obligations	—	46,143	—	46,143
Corporate bonds & notes	—	73,358	—	73,358
Municipals	—	7,555	—	7,555
Government & government agency bonds & notes outside the U.S.	—	2,083	—	2,083
Asset-backed obligations	—	18,982	—	18,982
Short-term securities	—	20,045	—	20,045
_____________________________________________________________________
Total	$—	$332,447	$—	$332,447
_____________________________________________________________________
_____________________________________________________________________

Capital Group Global Equity Fund
Common Stocks[1]	$494,299	$—	$—	$494,299
Short-term securities	—	13,393	—	13,393
_____________________________________________________________________
Total	$494,299	$13,393	$—	$507,692
_____________________________________________________________________
_____________________________________________________________________

Capital Group Non-U.S. Equity Fund
Common Stocks[1]	$1,252,751	$—	$—	$1,252,751
Short-term securities	—	84,946	—	84,946
_____________________________________________________________________
Total	$1,252,751	$84,946	$—	$1,337,697
_____________________________________________________________________
_____________________________________________________________________

Capital Group U.S. Equity Fund
Common Stocks[1]	$188,099	$—	$—	$188,099
Short-term securities	—	8,800	—	8,800
_____________________________________________________________________
Total	$188,099	$8,800	$—	$196,899
_____________________________________________________________________
_____________________________________________________________________

1	The level classification by major category of investments is the same as the category presentation in the Schedule of investments.

For federal income tax purposes, the tax cost of investments and the components of net unrealized appreciation (depreciation) of investments at July 31, 2015 were as follows (dollars in thousands):

	Tax cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
Capital Group Core Municipal Fund	$ 366,652	$ 8,840	$ (1,097)	$ 7,743
Capital Group Short-Term Municipal Fund	138,611	1,054	(332)	722
Capital Group California Core Municipal Fund	287,504	7,548	(949)	6,599
Capital Group California Short-Term Municipal Fund	107,773	1,219	(169)	1,050
Capital Group Core Bond Fund	330,798	3,662	(2,013)	1,649
Capital Group Global Equity Fund	421,381	101,040	(14,729)	86,311
Capital Group Non-U.S. Equity Fund	1,177,219	197,953	(37,475)	160,478
Capital Group U.S. Equity Fund	148,310	51,804	(3,215)	48,589

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Capital Group Private Client Services Funds. This and other important information is contained in the funds’ prospectus, which can be obtained from your Capital Group Private Client Services representative and should be read carefully before investing.

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL GROUP PRIVATE CLIENT SERVICES FUNDS

By __/s/ John S. Armour
John S. Armour, President and Principal Executive Officer

Date: September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ John S. Armour
John S. Armour, President and Principal Executive Officer

Date: September 28, 2015

By __/s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: September 28, 2015